                            THE LAZARD FUNDS, INC.

                         ---------------------------

                              SEMI-ANNUAL REPORT



















                                June 30, 1995

                           LAZARD FRERES & CO. LLC
                30 Rockefeller Plaza, New York, New York 10020
                                (800) 823-6300

--------------------------------------------------------------------------------
The Lazard Funds, Inc.

--------------------------------------------------------------------------------

       BOARD OF DIRECTORS
---------------------------------
JOHN J. BURKE(1)                      Retired Vice Chairman, Montana Power Company
NORMAN EIG(2)                         Managing Director, Lazard Freres & Co. LLC
HERBERT W. GULLQUIST(2)               Managing Director, Lazard Freres & Co. LLC
LESTER Z. LIEBERMAN(1)                Private Investor
RICHARD REISS(1)                      Managing Partner, Cumberland Associates
JOHN RUTLEDGE(1)                      President, Rutledge and Company

            OFFICERS
---------------------------------
NORMAN EIG                            Chairman of the Board
HERBERT W. GULLQUIST                  President
WILLIAM G. BUTTERLY, III              Vice President and Secretary
GUS COUTSOUROS                        Treasurer

Member of (1) Audit Committee (2) Executive Committee

--------------------------------------------------------------------------------
The Lazard Funds, Inc.

--------------------------------------------------------------------------------

                                           TABLE OF CONTENTS
            --------------------------------------------------------------------------------
            Overview........................................................................     2
            Lazard Equity Portfolio
                 Portfolio of Investments...................................................     7
            Lazard International Equity Portfolio
                 Portfolio of Investments...................................................     9
            Lazard International Fixed-Income Portfolio
                 Portfolio of Investments...................................................    11
            Lazard Bond Portfolio
                 Portfolio of Investments...................................................    14
            Lazard Strategic Yield Portfolio
                 Portfolio of Investments...................................................    15
            Lazard Small Cap Portfolio
                 Portfolio of Investments...................................................    18
            Lazard International Small Cap Portfolio
                 Portfolio of Investments...................................................    20
            Lazard Special Equity Portfolio
                 Portfolio of Investments...................................................    22
            Lazard Emerging Markets Portfolio
                 Portfolio of Investments...................................................    24
            Statements of Assets and Liabilities............................................    26
            Statements of Operations........................................................    27
            Statements of Changes in Net Assets.............................................    28
            Financial Highlights............................................................    30
            Notes to Financial Statements...................................................    32
            Performance Table...............................................................    35

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
OVERVIEW

--------------------------------------------------------------------------------

During the second quarter of 1995, major financial markets moved higher with the exception of the Japanese stock market. European equity markets responded positively to the German Bundesbank's lowering of interest rates and bond markets around the world produced positive returns as interest rates declined by 50 to 100 basis points. In the U.S., both equity and bond markets turned in a strong performance as inflation remained subdued and corporate profits continued to improve. This environment--"the sweet spot of the economy"--was all the more remarkable in that just six months ago the prevailing concern was that an overly strong economy with near full capacity utilization and high employment would produce inflationary pressures. But, instead, interest rates are down worldwide, currencies have been relatively stable and there is now evidence of a global slowdown.

Strongly divergent equity performance was again experienced by the world's two largest markets--Japan and the U.S. For the second quarter, the S&P 500 was up 9.5%, while the Nikkei 225 was down 10.1% (in local currency). For the first six months of 1995, the S&P 500 was up 20.2% while the Nikkei 225 was down 26.5%, a swing of 46%! This is particularly significant in that these two markets represent 60% of the world's stock market capitalization. Small capitalization stocks around the world also joined the advance this past quarter as valuation anomalies between small and large cap companies were recognized by investors and small cap companies began to catch up with their larger brethren.

In the U.S., stocks were catapulted higher by stronger than expected corporate earnings produced against a backdrop of continued subdued inflation. Despite the rise in U.S. equity prices so far this year, multiples of earnings and cash flows have expanded only modestly. In the first half of 1995, corporate profits are estimated to have grown over 13% versus the first half of 1994, with unit demand growth and profit margins widening as productivity gains have continued to enhance earnings.

Cost rationalization programs, while in more advanced stages at companies which were "early adopters," are still being implemented across a broad range of industries and have become a global phenomenon. The maturation of this process is yielding important strategic results. Companies which now operate at more efficient levels are experiencing dramatic improvements in cash flows. Corporate debt has been paid down or refinanced at lower rates and stock buyback activity has accelerated. Cash is being re-deployed to strengthen market position through strategic acquisitions and alliances rather than through capacity expansion. The end result is often a broadening of industrial capacity, particularly across national boundaries, as well as greater economies of scale. These developments are creating enormous opportunity.

The performance of the Japanese equity market and economy were also prominent investment topics during the quarter. Following a period of renewed optimism in 1994, a series of negative events occurred in the first six months of 1995--the Kobe earthquake, the threat of escalating trade battles, the subway nerve gas attack, a falling stock market, and a looming banking crisis. Evidence mounted of the government's inability to manage the current environment. Japan is now beginning to feel the pressures of persistent competitive disadvantages as its productivity has dropped due to high labor costs, a strong yen, and the lack of a meaningful fiscal policy. Financial institutions in Japan are struggling with the hangover from the buying binge of the '80s built on asset-backed lending with inflated assumptions of value. Japanese banks have yet to fully reflect the extent of bad loans on their books; estimates of the scope of the reductions in values range from 40 to 100 trillion yen, which would, at the high end, represent 15% of Japan's GDP.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A general policy paralysis has become the order of the day in Japan as the government has repeatedly failed to implement effective responses to the deflationary spiral and "price destruction" which are now being experienced across all asset classes. The resulting uncertainty has, at least in part, been reflected in the stock market, which is now down over 60% from its high of five years ago. With this backdrop, we continue to monitor Japanese companies and events to search for signs that corporate managements are willing to respond to a changing global environment.

Stock valuations, particularly those of European companies, are extremely attractive, more so than in recent years. Stock prices have shown little progress outside the U.S. for the last three quarters and, as a result, valuation gaps have emerged and created compelling investment opportunities. In an environment where company managements are increasingly shareholder-oriented and corporate governance issues ever more important, we continue to find better values.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO

The Lazard Equity Portfolio seeks capital appreciation through investing primarily in common stocks of companies with relatively large capitalizations that appear to the Investment Manager to be inexpensively priced relative to the productivity of their equity and/or assets. Current income is incidental.

      COMPARISON OF $50,000 INVESTMENT IN THE LAZARD EQUITY PORTFOLIO AND
                THE UNMANAGED STANDARD & POOR'S 500 STOCK INDEX


         LAZARD EQUITY
           PORTFOLIO       S&P 500
-----------------------------------
6/1/87     50000.00        50000.00
Jun-87     51550.00        52515.00
Jul-87     54230.60        55172.26
Aug-87     55586.37        57224.67
Sep-87     53863.19        55971.45
Oct-87     44544.86        43954.38
Nov-87     42273.07        40336.93
Dec-87     44133.08        43398.51
-----------------------------------
Jan-88     45986.67        45290.68
Feb-88     47872.13        47319.70
Mar-88     47489.15        45876.45
Apr-88     48343.95        46449.91
May-88     48053.89        46747.19
Jun-88     50120.21        48906.91
Jul-88     49468.65        48789.53
Aug-88     48429.80        47062.38
Sep-88     50657.57        49076.65
Oct-88     52886.51        50494.97
Nov-88     51881.66        49697.15
Dec-88     53126.82        50581.75
-----------------------------------
Jan-89     56473.81        54329.86
Feb-89     56247.92        52922.72
Mar-89     56979.14        54187.57
Apr-89     59600.18        57059.51
May-89     62341.79        59227.77
Jun-89     61406.66        58925.71
Jul-89     65827.94        64293.85
Aug-89     67144.50        65463.99
Sep-89     66808.78        65215.23
Oct-89     64604.09        63760.93
Nov-89     65120.92        64997.89
Dec-89     65641.89        66570.84
-----------------------------------
Jan-90     61637.74        62190.48
Feb-90     62870.49        62911.89
Mar-90     64442.25        64623.09
Apr-90     62122.33        63078.60
May-90     66595.14        69058.45
Jun-90     66328.76        68644.10
Jul-90     66262.43        68479.36
Aug-90     60298.81        62240.89
Sep-90     57102.97        59259.55
Oct-90     57217.18        59058.07
Nov-90     60993.51        62790.54
Dec-90     62579.35        64542.39
-----------------------------------
Jan-91     65082.52        67349.99
Feb-91     69898.63        72165.51
Mar-91     70667.51        73911.92
Apr-91     70526.18        74089.30
May-91     72783.01        77282.55
Jun-91     69434.99        73743.01
Jul-91     72698.44        77179.44
Aug-91     75751.77        79008.59
Sep-91     74691.25        77689.15
Oct-91     75587.54        78730.18
Nov-91     71581.40        75557.35
Dec-91     79741.68        84201.11
-----------------------------------
Jan-92     80618.84        82634.97
Feb-92     82714.93        83709.23
Mar-92     80233.48        82076.90
Apr-92     79832.32        84489.96
May-92     79672.65        84903.96
Jun-92     76485.75        83638.89
Jul-92     78703.83        87059.72
Aug-92     76500.13        85275.00
Sep-92     77647.63        86281.24
Oct-92     78967.64        86574.60
Nov-92     82758.08        89526.79
Dec-92     83916.70        90627.97
-----------------------------------
Jan-93     85511.11        91389.25
Feb-93     86537.25        92632.14
Mar-93     90258.35        94586.68
Apr-93     88453.18        92297.68
May-93     90752.96        94762.03
Jun-93     91297.48        95036.84
Jul-93     91480.08        94656.69
Aug-93     94864.84        98244.18
Sep-93     94769.98        97487.70
Oct-93     98655.54        99505.70
Nov-93     97866.30        98560.39
Dec-93     99627.89        99752.97
-----------------------------------
Jan-94    104609.29       103144.57
Feb-94    103249.37       100349.36
Mar-94     98706.40        95974.12
Apr-94    100384.40        97202.59
May-94    101589.02        98796.72
Jun-94     99252.47        96376.20
Jul-94    102726.31        99537.33
Aug-94    107348.99       103618.37
Sep-94    105631.41       101090.08
Oct-94    107110.25       103617.33
Nov-94    103254.28        99845.66
Dec-94    103873.80       101323.37
-----------------------------------
Jan-95    105639.66       103947.65
Feb-95    110287.80       108001.61
Mar-95    113375.86       111187.66
Apr-95    116550.38       114456.57
May-95    121445.50       119034.84
Jun-95    125210.31       121796.44
-----------------------------------

LAZARD INTERNATIONAL EQUITY PORTFOLIO

The Lazard International Equity Portfolio seeks capital appreciation through investing primarily in the equity securities of non-United States companies.

 COMPARISON OF $50,000 INVESTMENT IN THE LAZARD INTERNATIONAL EQUITY PORTFOLIO
                                      AND
  THE MORGAN STANLEY CAPITAL INTERNATIONAL UNMANAGED EUROPE AUSTRALIA FAR EAST
                                     INDEX

                 LAZARD
             INTERNATIONAL
            EQUITY PORTFOLIO      EAFE
-----------------------------------------
10/31/91        50000.00        50000.00
Nov-91          49950.00        47665.00
Dec-91          51598.35        50129.28
-----------------------------------------
Jan-92          52320.73        49061.53
Feb-92          52896.25        47300.22
Mar-92          51626.74        44178.40
Apr-92          52710.91        44386.04
May-92          55188.32        47359.91
Jun-92          54139.74        45115.05
Jul-92          51053.78        43960.10
Aug-92          50441.13        46716.40
Sep-92          48171.28        45791.42
Oct-92          47304.20        43387.37
Nov-92          47114.98        43795.21
Dec-92          48198.62        44022.94
-----------------------------------------
Jan-93          47813.04        44014.14
Feb-93          48864.92        45343.37
Mar-93          50233.14        49297.31
Apr-93          51338.27        53975.62
May-93          52775.74        55114.51
Jun-93          52142.43        54254.72
Jul-93          53706.70        56153.64
Aug-93          57681.00        59180.32
Sep-93          56008.25        57848.76
Oct-93          58976.69        59630.50
Nov-93          57856.13        54418.80
Dec-93          63121.04        58347.83
-----------------------------------------
Jan-94          69117.54        63278.22
Feb-94          66974.89        63101.05
Mar-94          64228.92        60381.39
Apr-94          66669.62        62941.56
May-94          66269.61        62582.79
Jun-94          64811.67        63465.21
Jul-94          68052.26        64080.82
Aug-94          71114.61        65599.54
Sep-94          67629.99        63533.15
Oct-94          68847.33        65648.81
Nov-94          64716.49        62491.10
Dec-94          63292.73        62884.79
-----------------------------------------
Jan-95          60254.68        60470.02
Feb-95          60676.46        60300.70
Mar-95          61465.26        64057.44
Apr-95          64108.26        66466.00
May-95          64685.24        65675.05
Jun-95          65784.89        64519.17
-----------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

The Lazard International Fixed-Income Portfolio seeks high total return from a combination of current income and capital appreciation, consistent with what the Investment Manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities.

   COMPARISON OF $50,000 INVESTMENT IN THE LAZARD INTERNATIONAL FIXED-INCOME
                                 PORTFOLIO AND
        THE UNMANAGED SALOMON WORLD GOVERNMENT BOND EXCLUDING U.S. INDEX


                 LAZARD      SALOMON WORLD
              INTERNATIONAL GOVERNMENT BOND
              FIXED-INCOME     EXCLUDING
               PORTFOLIO       U.S. INDEX
-------------------------------------------
10/31/91        50000.0         50000.0
Nov-91          50200.0         50780.0
Dec-91          52007.2         53420.6
-------------------------------------------
Jan-92          50499.0         52469.7
Feb-92          50549.5         52175.8
Mar-92          49841.8         51622.8
Apr-92          50140.8         51994.5
May-92          51544.8         53590.7
Jun-92          52524.1         55091.2
Jul-92          53312.0         56374.9
Aug-92          54858.1         57953.4
Sep-92          54803.2         58532.9
Oct-92          53597.5         56940.8
Nov-92          52740.0         56035.4
Dec-92          53109.1         56371.6
-------------------------------------------
Jan-93          53958.9         57143.9
Feb-93          54984.1         58281.1
Mar-93          55973.8         59726.5
Apr-93          57821.0         61518.3
May-93          58803.9         62637.9
Jun-93          58215.9         61466.6
Jul-93          58390.5         61509.6
Aug-93          60317.4         63699.3
Sep-93          61222.2         64775.9
Oct-93          61161.0         64477.9
Nov-93          60732.8         64181.3
Dec-93          61400.9         64893.7
-------------------------------------------
Jan-94          61830.7         65172.7
Feb-94          61707.0         65355.2
Mar-94          62139.0         66152.6
Apr-94          62014.7         66582.6
May-94          61642.6         65690.4
Jun-94          63183.7         67280.1
Jul-94          63120.5         67453.0
Aug-94          62615.5         67063.7
Sep-94          63867.8         68391.6
Oct-94          65464.5         70156.1
Nov-94          64286.2         68746.0
Dec-94          63964.7         68780.3
-------------------------------------------
Jan-95          64924.2         70279.8
Feb-95          66936.9         72268.7
Mar-95          72425.7         78707.8
Apr-95          74453.6         80392.2
May-95          76240.5         82144.7
Jun-95          76697.9         82555.4
-------------------------------------------

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO

The Lazard Bond Portfolio seeks to build and preserve capital through investing in a range of bonds including obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities.

       COMPARISON OF $50,000 INVESTMENT IN THE LAZARD BOND PORTFOLIO AND
              THE UNMANAGED LEHMAN GOVERNMENT/CORPORATE BOND INDEX

                                LEHMAN
                              GOVERNMENT/
                 LAZARD       CORPORATE
             BOND PORTFOLIO   BOND INDEX
------------------------------------------
10/31/91        50000.0         50000.0
Nov-91          50500.0         50575.0
Dec-91          51964.5         51809.0
------------------------------------------
Jan-92          51392.9         51337.6
Feb-92          51547.1         51537.8
Mar-92          51237.8         51336.8
Apr-92          51647.7         51788.6
May-92          52370.8         52591.3
Jun-92          53051.6         53369.6
Jul-92          54112.6         54431.7
Aug-92          54599.6         54976.0
Sep-92          55200.2         55723.7
Oct-92          54482.6         54999.3
Nov-92          54264.7         54790.3
Dec-92          54970.1         55524.5
------------------------------------------
Jan-93          55959.6         56607.2
Feb-93          56854.9         57501.6
Mar-93          56968.7         57731.6
Apr-93          57367.4         58193.4
May-93          57080.6         58164.3
Jun-93          58165.1         59484.7
Jul-93          58572.3         59865.4
Aug-93          59568.0         61242.3
Sep-93          59508.4         61456.6
Oct-93          59687.0         61708.6
Nov-93          59507.9         61011.3
Dec-93          59626.9         61279.7
------------------------------------------
Jan-94          60581.0         62198.9
Feb-94          59551.1         60843.0
Mar-94          58181.4         59352.3
Apr-94          57425.0         58859.7
May-94          57137.9         58753.8
Jun-94          57080.8         58618.6
Jul-94          58108.2         59791.0
Aug-94          58166.3         59814.9
Sep-94          56886.7         58911.7
Oct-94          56943.6         58846.9
Nov-94          56772.7         58741.0
Dec-94          57056.6         59128.7
------------------------------------------
Jan-95          57969.5         60264.0
Feb-95          59128.9         61662.1
Mar-95          59483.7         62075.2
Apr-95          60257.0         62944.3
May-95          62667.2         65581.6
Jun-95          63105.9         66106.3
------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO

The Lazard Strategic Yield Portfolio seeks to obtain a total return on its assets by placing approximately equal emphasis on capital appreciation and current income through investing principally in high-yielding fixed-income securities. The Strategic Yield Portfolio may invest up to 50% of its total assets in non dollar denominated fixed-income securities of foreign issuers. Many of the high-yielding securities in which the Lazard Strategic Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized securities rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher-rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

  COMPARISON OF $50,000 INVESTMENT IN THE LAZARD STRATEGIC YIELD PORTFOLIO AND
                   THE UNMANAGED LEHMAN AGGREGATE BOND INDEX

                LAZARD          LEHMAN
               STRATEGIC      AGGREGATE
            YIELD PORTFOLIO   BOND INDEX
-----------------------------------------
10/1/91         50000.0         50000.0
Oct-91          51800.0         51485.0
Nov-91          52473.4         52082.2
Dec-91          51056.6         52686.4
-----------------------------------------
Jan-92          50648.2         54525.1
Feb-92          51458.5         55877.4
Mar-92          52076.0         56654.1
Apr-92          52076.0         57067.6
May-92          52648.9         57980.7
Jun-92          53175.4         58699.7
Jul-92          54185.7         59885.4
Aug-92          54781.7         60681.9
Sep-92          55384.3         61373.7
Oct-92          53002.8         60594.2
Nov-92          53002.8         61454.6
Dec-92          54115.9         62247.4
-----------------------------------------
Jan-93          55522.9         63778.7
Feb-93          56577.8         64984.1
Mar-93          57483.1         66108.3
Apr-93          57540.5         66584.3
May-93          58058.4         66670.9
Jun-93          59626.0         67877.6
Jul-93          60401.1         68264.5
Aug-93          60884.3         69459.2
Sep-93          60823.4         69646.7
Oct-93          61735.8         69904.4
Nov-93          61921.0         69310.2
Dec-93          62478.3         69684.5
-----------------------------------------
Jan-94          63727.9         70625.2
Feb-94          62771.9         69396.3
Mar-94          61516.5         67682.2
Apr-94          60655.3         67140.8
May-94          60655.3         67134.1
Jun-94          60230.7         66986.4
Jul-94          60893.2         68319.4
Aug-94          61745.7         68401.4
Sep-94          61375.3         67395.9
Oct-94          61252.5         67335.2
Nov-94          61497.5         67187.1
Dec-94          61005.5         67650.7
-----------------------------------------
Jan-95          60944.5         68990.2
Feb-95          61249.3         70632.1
Mar-95          61555.5         71063.0
Apr-95          62971.3         72057.9
May-95          64671.5         74846.5
Jun-95          65059.5         75392.9
-----------------------------------------

LAZARD SMALL CAP PORTFOLIO

The Lazard Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the productivity of their equity or assets employed.

     COMPARISON OF $50,000 INVESTMENT IN THE LAZARD SMALL CAP PORTFOLIO AND
                     THE UNMANAGED RUSSELL 2000 STOCK INDEX

             LAZARD SMALL
             CAP PORTFOLIO    RUSSELL 2000
------------------------------------------
10/31/91        50000.0         50000.0
Nov-91          48600.0         47685.0
Dec-91          52245.0         51528.4
------------------------------------------
Jan-92          56581.3         55702.2
Feb-92          59127.5         57328.7
Mar-92          59127.5         55391.0
Apr-92          57708.4         53452.3
May-92          57766.1         54163.2
Jun-92          54762.3         51601.3
Jul-92          56240.9         53397.0
Aug-92          54609.9         51891.2
Sep-92          54992.2         53089.9
Oct-92          57631.8         54778.2
Nov-92          62703.4         58968.7
Dec-92          65086.1         61020.8
------------------------------------------
Jan-93          67103.8         63083.3
Feb-93          67707.7         61626.1
Mar-93          70957.7         63622.8
Apr-93          69325.7         61879.5
May-93          72514.6         64614.6
Jun-93          74472.5         65015.2
Jul-93          75068.3         65912.4
Aug-93          79497.4         68759.8
Sep-93          81007.8         70698.9
Oct-93          81736.9         72515.8
Nov-93          80674.3         70130.1
Dec-93          84627.3         72528.5
------------------------------------------
Jan-94          87758.5         74805.9
Feb-94          87846.3         74536.6
Mar-94          83717.5         70601.1
Apr-94          83633.8         71017.6
May-94          83884.7         70222.2
Jun-94          82962.0         67834.7
Jul-94          84704.2         68947.2
Aug-94          89617.0         72787.5
Sep-94          89617.0         72547.3
Oct-94          88183.2         72264.4
Nov-94          83774.0         69344.9
Dec-94          86538.5         71210.3
------------------------------------------
Jan-95          86192.4         70313.0
Feb-95          89898.7         73238.1
Mar-95          92056.2         74497.7
Apr-95          93989.4         76151.6
May-95          96809.1         77461.4
Jun-95         101165.5         81481.7
------------------------------------------

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

The Lazard International Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States companies with market capitalizations under $1 billion that are believed by the investment manager to be inexpensively priced relative to the productivity of their equity or assets. The Lazard International Small Cap Portfolio operates similarly to the Lazard Small Cap Portfolio, except that this Portfolio will invest primarily in the equity securities of non-United States issuers and, therefore, investment determinations include, among other items, the effect of currency fluctuations and the political and economic factors of other jurisdictions.

COMPARISON OF $50,000 INVESTMENT IN THE LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
                                      AND
                   THE SALOMON BROTHERS WORLD EMI EX-US INDEX


                 LAZARD        SALOMON
             INTERNATIONAL     BROTHERS
               SMALL CAP       WORLD EMI
               PORTFOLIO      EX-US INDEX
-----------------------------------------
12/1/94         50000.0         50000.0
Dec-93          54350.0         53550.0
Jan-94          60382.9         58899.6
Feb-94          59356.3         59311.9
Mar-94          55735.6         58339.2
Apr-94          55122.5         60089.4
May-94          54846.9         59230.1
Jun-94          53475.7         60474.0
Jul-94          54491.8         61163.4
Aug-94          56671.4         61811.7
Sep-94          54914.6         60043.9
Oct-94          55353.9         61130.7
Nov-94          52973.7         57316.1
Dec-94          51808.3         58084.2
-----------------------------------------
Jan-95          50254.0         56196.4
Feb-95          49952.5         55376.0
Mar-95          48803.6         57729.4
Apr-95          49877.3         59461.3
May-95          51224.0         58420.7
Jun-95          51685.0         57702.2
-----------------------------------------

LAZARD SPECIAL EQUITY PORTFOLIO

The Lazard Special Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies that are believed by the Investment Manager to be undervalued in the marketplace in relation to factors such as the respective companies' assets, earnings, earnings power or growth potential.

  COMPARISON OF $50,000 INVESTMENT IN THE LAZARD SPECIAL EQUITY PORTFOLIO AND
                     THE UNMANAGED RUSSELL 2000 STOCK INDEX


                LAZARD
                SPECIAL
                EQUITY
               PORTFOLIO     RUSSELL 2000
-----------------------------------------
1/16/86         50000.0         50000.0
Jan-86          49600.0         50790.0
Feb-86          52526.4         54436.7
Mar-86          55520.4         57049.7
Apr-86          56075.6         57848.4
May-86          58262.6         59815.2
Jun-86          60010.4         59755.4
Jul-86          57550.0         54168.3
Aug-86          58470.8         55890.8
Sep-86          56365.9         52442.4
Oct-86          58789.6         54524.3
Nov-86          59318.7         54338.9
Dec-86          58191.6         52768.5
-----------------------------------------
Jan-87          63428.9         58873.9
Feb-87          68249.5         63825.2
Mar-87          69000.2         65542.1
Apr-87          67206.2         63647.9
May-87          67071.8         63444.2
Jun-87          68614.5         65074.7
Jul-87          71221.8         67105.1
Aug-87          73572.1         69091.4
Sep-87          73057.1         67833.9
Oct-87          55450.4         47056.4
Nov-87          54008.6         44538.9
Dec-87          56979.1         48124.3
-----------------------------------------
Jan-88          58574.5         50222.5
Feb-88          62381.9         54747.5
Mar-88          65750.5         57309.7
Apr-88          68051.8         58610.6
May-88          67507.4         57034.0
Jun-88          71422.8         61100.5
Jul-88          71137.1         60520.1
Aug-88          69500.9         58976.8
Sep-88          71099.5         60539.7
Oct-88          72521.5         59867.7
Nov-88          71288.6         57886.1
Dec-88          72999.5         60161.0
-----------------------------------------
Jan-89          75627.5         62850.2
Feb-89          76308.1         63309.0
Mar-89          78368.5         64803.1
Apr-89          79779.1         67628.5
May-89          82252.3         70543.3
Jun-89          83157.0         68927.9
Jul-89          84321.2         71588.5
Aug-89          86513.6         73335.2
Sep-89          87292.2         73569.9
Oct-89          84237.0         69214.6
Nov-89          83647.3         69678.3
Dec-89          84734.7         69943.1
-----------------------------------------
Jan-90          80074.3         63837.1
Feb-90          81836.0         65816.0
Mar-90          83963.7         68396.0
Apr-90          83124.0         66159.4
May-90          85700.9         70843.5
Jun-90          85358.1         71027.7
Jul-90          84248.4         67916.7
Aug-90          75318.1         58829.5
Sep-90          71853.5         53599.5
Oct-90          69338.6         50324.6
Nov-90          72736.2         54164.4
Dec-90          75791.1         56293.0
-----------------------------------------
Jan-91          80262.8         61365.0
Feb-91          85961.4         68250.2
Mar-91          89056.1         73034.5
Apr-91          90570.0         72844.6
May-91          92200.3         76312.0
Jun-91          90540.7         71901.2
Jul-91          95882.6         74417.7
Aug-91          95786.7         77163.7
Sep-91          98756.1         77757.9
Oct-91          99941.1         79810.7
Nov-91          99441.4         76115.5
Dec-91          104612.4        82250.4
-----------------------------------------
Jan-92          107123.1        88912.7
Feb-92          111193.8        91508.9
Mar-92          113306.4        88415.9
Apr-92          112739.9        85321.3
May-92          112627.2        86456.1
Jun-92          109361.0        82366.7
Jul-92          110345.2        85233.1
Aug-92          108579.7        82829.5
Sep-92          109774.1        84742.9
Oct-92          109883.9        87437.7
Nov-92          117465.8        94126.7
Dec-92          120872.4        97402.3
-----------------------------------------
Jan-93          123048.1       100694.5
Feb-93          122063.7        98368.5
Mar-93          124382.9       101555.6
Apr-93          121895.2        98773.0
May-93          124455.0       103138.8
Jun-93          125699.6       103778.2
Jul-93          127082.3       105210.4
Aug-93          127717.7       109755.4
Sep-93          129505.7       112850.5
Oct-93          131836.8       115750.8
Nov-93          130254.8       111942.6
Dec-93          133120.4       115771.0
----------------------------------------
Jan-94          133120.4       119406.2
Feb-94          133919.1       118976.4
Mar-94          134187.0       112694.4
Apr-94          133381.8       113359.3
May-94          131647.9       112089.7
Jun-94          130068.1       108278.7
Jul-94          132019.1       110054.4
Aug-94          134659.5       116184.5
Sep-94          132639.6       115801.0
Oct-94          133170.2       115349.4
Nov-94          130906.3       110689.3
Dec-94          129466.3       113666.9
----------------------------------------
Jan-95          129466.3       112234.6
Feb-95          133220.8       116903.6
Mar-95          134419.8       118914.4
Apr-95          137377.1       121554.3
May-95          138476.1       123645.0
Jun-95          141245.6       130062.2
-----------------------------------------

LAZARD EMERGING MARKETS PORTFOLIO

The Lazard Emerging Markets Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States issuers who are located, or doing significant business, in emerging market countries. Emerging market countries include countries where political and economic trends have produced recently, or are producing, a more stable economy, or countries that have developed recently, or are developing, financial markets and investment liquidity. The Lazard Emerging Markets Portfolio seeks securities of issuers whose potential is significantly enhanced by their relationship to the emerging markets country and are believed to be inexpensively priced relative to the productivity of their equity or assets.

 COMPARISON OF $50,000 INVESTMENT IN THE LAZARD EMERGING MARKETS PORTFOLIO AND
                  INTERNATIONAL FINANCE CORP. INVESTABLE INDEX


                 LAZARD
                EMERGING      INTERNATIONAL
                MARKETS       FINANCE CORP.
               PORTFOLIO    INVESTABLE INDEX
--------------------------------------------

7/1/94          50000.00        50000.00
Jul-94          51050.00        51680.00
Aug-94          56512.35        58346.72
Sep-94          58320.75        59787.88
Oct-94          57912.50        57826.84
Nov-94          56638.42        55629.42
Dec-94          49332.07        49732.70
--------------------------------------------
Jan-95          43214.89        43073.49
Feb-95          42134.52        42517.85
Mar-95          42050.25        42432.81
Apr-95          43311.76        44202.26
May-95          45867.15        45851.00
Jun-95          45775.42        46121.52
--------------------------------------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                                  NUMBER
                DESCRIPTION                     OF SHARES         VALUE
---------------------------------------------------------------------------
COMMON STOCKS--93.6%
AEROSPACE & DEFENSE--3.3%
   Lockheed Martin Corp.                            32,000     $  2,020,000
   McDonnell Douglas Corp.                          29,800        2,287,150
                                                               ------------
                                                                  4,307,150
                                                               ------------
AUTOMOTIVE--1.7%
   Fiat SPA (a),(b)                                145,500        1,600,500
   Navistar International Corp. (a)                 44,600          674,575
                                                               ------------
                                                                  2,275,075
                                                               ------------
BANKS--5.5%
   Chemical Banking Corp.                           61,000        2,882,250
   First Interstate Bancorp                         32,400        2,600,100
   Mellon Bank Corp.                                44,300        1,843,988
                                                               ------------
                                                                  7,326,338
                                                               ------------
BROADCASTING--3.4%
   Capital Cities ABC Inc.                          20,000        2,160,000
   CBS Inc.                                         35,700        2,391,900
                                                               ------------
                                                                  4,551,900
                                                               ------------
CHEMICALS & PLASTICS--6.7%
   E I du Pont de Nemours & Co.                     48,300        3,320,625
   FMC Corp (a)                                     11,800          793,550
   Hercules Inc.                                    57,900        2,822,625
   W R Grace & Co.                                  32,400        1,988,550
                                                               ------------
                                                                  8,925,350
                                                               ------------
COMMUNICATIONS--5.0%
   TeleDanmark Class B (b)                          53,300        1,492,400
   Airtouch Communications (a)                      65,800        1,875,300
   U.S. West Inc.                                   79,400        3,305,025
                                                               ------------
                                                                  6,672,725
                                                               ------------
COMMUNICATION SERVICES--3.8%
   AT&T Corp.                                       57,500        3,054,687
   TeleCommunications Inc. (New) Class A (a)        84,900        1,989,844
                                                               ------------
                                                                  5,044,531
                                                               ------------
COMPUTERS & BUSINESS EQUIPMENT--1.4%
   Digital Equipment Corp. (a)                      45,000        1,833,750
                                                               ------------
CONGLOMERATES--2.1%
   ITT Corp.                                        23,200        2,726,000
                                                               ------------
DRUGS & HEALTH CARE--7.7%
   Astra AB (b)                                     56,100        1,725,075
   American Home Products Corp.                     25,900        2,004,013
   Bausch & Lomb Inc.                               42,100        1,747,150
   Columbia/HCA Healthcare Corp.                    60,225        2,604,731
   Schering Plough Corp.                            47,700        2,104,762
                                                               ------------
                                                                 10,185,731
                                                               ------------
ENERGY--7.6%
   Amoco Corp.                                      31,500        2,098,688
   Kerr Mcgee Corp.                                 19,200        1,029,600
   Mobil Corp.                                      31,000        2,976,000
   Noble Affiliates Inc.                            43,500        1,109,250
   Royal Dutch Petroleum Co. (b)                    23,500        2,864,062
                                                               ------------
                                                                 10,077,600
                                                               ------------
ENTERTAINMENT--0.8%
   Carnival Cruise Lines, Inc.                      47,800        1,117,325
                                                               ------------

FINANCIAL SERVICES--6.1%
   Chase Manhattan Corp.                            40,000     $  1,880,000
   Dean Witter Discover & Co.                       38,342        1,802,074
   Integra Financial Corp.                          23,100        1,123,237
   Travelers Inc.                                   74,000        3,237,500
                                                               ------------
                                                                  8,042,811
                                                               ------------
FOOD & BEVERAGE--2.8%
   CPC International Inc.                           30,700        1,895,725
   PepsiCo Inc.                                     40,700        1,856,938
                                                               ------------
                                                                  3,752,663
                                                               ------------
INDUSTRIAL & MACHINERY--3.1%
   Allied Signal Inc.                               63,000        2,803,500
   Sundstrand Corp.                                 22,400        1,338,400
                                                               ------------
                                                                  4,141,900
                                                               ------------
METALS--0.9%
   USX U.S. Steel Group                             33,700        1,158,438
                                                               ------------
OFFICE EQUIPMENT--1.5%
   Xerox Corp.                                      17,300        2,028,425
                                                               ------------
PAPER PRODUCTS--6.6%
   Champion International Corp.                     42,700        2,225,737
   Georgia Pacific Corp.                            21,700        1,882,475
   Scott Paper Co.                                  64,000        3,168,000
   Willamette Industries Inc.                       26,000        1,443,000
                                                               ------------
                                                                  8,719,212
                                                               ------------
PUBLISHING--1.2%
   American Greetings Corp.                         52,500        1,542,188
                                                               ------------
RETAILING--8.3%
   Gap Inc.                                         68,300        2,381,962
   K Mart Corp.                                     79,200        1,158,300
   Nike Inc.                                        25,000        2,100,000
   Sears Roebuck & Co.                              56,200        3,364,975
   Toys R Us Inc. (a)                               67,700        1,980,225
                                                               ------------
                                                                 10,985,462
                                                               ------------
TECHNOLOGY--8.0%
   Intel Corp.                                      58,600        3,710,112
   International Business Machines                  26,700        2,563,200
   Novell Inc. (a)                                  96,500        1,923,969
   Sun Microsystems Inc. (a)                        49,700        2,410,450
                                                               ------------
                                                                 10,607,731
                                                               ------------
TOBACCO--3.0%
   Philip Morris Cos. Inc.                          54,200        4,031,125
                                                               ------------
TOYS & AMUSEMENTS--1.3%
   Mattel Inc.                                      67,500        1,755,000
                                                               ------------
UTILITIES--1.8%
   National Power PLC (a),(b)                       80,800          999,900
   Southern Electric PLC (b)                        71,000        1,446,625
                                                               ------------
                                                                  2,446,525
                                                               ------------
TOTAL COMMON STOCKS
 (Identified cost $104,325,406)                                 124,254,955
                                                               ------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                                  NUMBER
                DESCRIPTION                     OF SHARES         VALUE
---------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
TOBACCO--0.7%
   RJR Nabisco Holdings Class C (conv.)            164,100     $  1,005,113
                                                               ------------
TOTAL PREFERRED STOCKS
 (Identified cost $1,016,950)                                     1,005,113
                                                               ------------

                                                PRINCIPAL
                                                  AMOUNT
                                                ----------
SHORT TERM INVESTMENTS--6.3%
FEDERAL AGENCIES--5.2%
   Federal National Mortgage Association
     Discount Notes, 5.89%, 7/5/95              $1,690,000        1,688,894
   Federal National Mortgage Association
     Discount Notes, 5.90%, 7/7/95               5,215,000        5,209,872
                                                               ------------
                                                                  6,898,766
                                                               ------------
U.S. GOVERNMENT OBLIGATIONS--1.1%
   United States Treasury Bills, 5.16%,
     7/6/95                                        880,000          879,369
   United States Treasury Bills, 5.18%,
     8/3/95                                        510,000          507,576
                                                               ------------
                                                                  1,386,945
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $8,285,711)                                     8,285,711
                                                               ------------
TOTAL INVESTMENTS
 (Identified cost $113,628,067)(c)                   100.6%     133,545,779
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS                                               (0.6)        (768,304)
                                                      ----       ----------
NET ASSETS                                           100.0%    $132,777,475
                                                      ----       ----------
                                                      ----       ----------

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $113,628,067; aggregate gross unrealized appreciation is $20,842,743 and the aggregate gross unrealized depreciation is $925,031, resulting in net unrealized appreciation of $19,917,712.

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                               NUMBER
               DESCRIPTION                    OF SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS*--96.9%
AUSTRALIA--3.4%
   News Corp. Ltd. (b)                           983,000     $   19,660,000
   Westpac Bank Corp.                          4,251,900         15,381,785
                                                             --------------
   TOTAL AUSTRALIA                                               35,041,785
                                                             --------------
CANADA--1.2%
   Inco Ltd.                                     435,800         12,311,350
                                                             --------------
DENMARK--1.4%
   Unidanmark Class A                            294,900         14,470,605
                                                             --------------
FINLAND--2.0%
   Kymmene Corp.                                 665,300         20,717,607
                                                             --------------
FRANCE--9.9%
   Accor                                          84,500         11,252,035
   Alcatel Alsthom (Cie Gen El)                  140,000         12,605,281
   Banque Nationale de Paris                     191,722          9,247,614
   Generale des Eaux                             216,292         24,075,543
   Michelin Class B (a)                          226,800         10,046,651
   Roussel Uclaf                                   1,000            156,041
   Roussel Uclaf 144A (b)                        224,400         17,503,200
   Total SA-B                                    308,081         18,543,411
                                                             --------------
   TOTAL FRANCE                                                 103,429,776
                                                             --------------
GERMANY--9.1%
   Hoechst AG                                     97,600         21,088,206
   Mannesmann AG                                  32,100          9,807,108
   Mannesmann AG (b)                              48,505         14,502,995
   Siemens AG                                     44,400         22,041,073
   Veba AG                                        70,328         27,639,937
                                                             --------------
   TOTAL GERMANY                                                 95,079,319
                                                             --------------
HONG KONG--2.2%
   HSBC Holdings Ltd.                          1,400,600         17,964,996
   Peregrine Investment                        3,718,000          5,285,482
                                                             --------------
   TOTAL HONG KONG                                               23,250,478
                                                             --------------
INDONESIA--0.3%
   Hanjaya Mandala Sampoerna                     404,000          3,174,674
                                                             --------------
ITALY--1.7%
   Fiat SPA (a)                                8,068,400         17,554,472
                                                             --------------
JAPAN--15.5%
   Dai Nippon Printing                           543,000          8,649,047
   DDI Corp.                                       3,871         31,057,519
   Hitachi                                     2,215,000         22,083,358
   Mazda Motor Corp. (a)                       2,612,000          9,183,836
   Mitsubishi Heavy Ind.                       2,526,000         17,166,846
   Omron Corp.                                   908,000         17,355,436
   Promise Co.                                   203,600          8,503,852
   Rohm Co., Ltd.                                466,000         24,082,119
   Sekisui Chemical                              500,000          5,899,357
   Sony Corp.                                    375,000         18,007,787
                                                             --------------
   TOTAL JAPAN                                                  161,989,157
                                                             --------------
MALAYSIA--0.4%
   Aokam Perdana Berhad                        1,567,000          3,888,577
                                                             --------------
MEXICO--1.1%
   Grupo Industrial Alfa SA                      966,500         11,737,176
                                                             --------------

NETHERLANDS--10.2%
   Akzo NV                                       168,100     $   20,091,720
   Heineken NV                                   193,100         29,223,588
   Internationale-Nederlanden Group NV           411,420         22,754,885
   Nedlloyd Group NV                             436,300         14,867,144
   Royal Dutch Petroleum Co. (b)                 164,200         20,011,875
                                                             --------------
   TOTAL NETHERLANDS                                            106,949,212
                                                             --------------
NEW ZEALAND--2.5%
   Fletcher Challenge                          6,106,600         17,146,490
   Lion Nathan Ltd.                            4,593,900          9,090,750
                                                             --------------
   TOTAL NEW ZEALAND                                             26,237,240
                                                             --------------
NORWAY--1.1%
   Aker AS Class A                               401,700          5,378,601
   Aker AS Class B                               465,100          5,850,077
                                                             --------------
   TOTAL NORWAY                                                  11,228,678
                                                             --------------
SOUTH KOREA--1.0%
   Samsung Electronics Ltd. Global
     Deposit Receipt Republic 144A
     Non-Voting (a),(b)                           87,234          4,536,168
   Samsung Electronics Ltd. Global
     Deposit Shares 144A (a),(b)                  25,000          1,318,750
   Samsung Electronics Ltd. Global
     Depositary Receipt 144A (a),(b)               1,850            169,506
   Samsung Electronics Ltd. Global
     Depositary Shares 144A (a),(b)               78,100          4,061,200
   Samsung Electronics Ltd. Sponsored
     Global Deposit 144A (b)                       9,349            865,951
                                                             --------------
   TOTAL SOUTH KOREA                                             10,951,575
                                                             --------------
SPAIN--0.5%
   Banco Santander SA                            130,100          5,128,813
                                                             --------------
SWEDEN--5.3%
   Asea AB                                       264,500         22,480,918
   Astra AB                                      698,500         21,038,288
   Volvo AB                                      633,900         12,074,535
                                                             --------------
   TOTAL SWEDEN                                                  55,593,741
                                                             --------------
SWITZERLAND--10.8%
   Baloise Holdings                                6,410         14,612,462
   Ciba Geigy AG                                  31,910         23,388,658
   Nestle SA                                      30,185         31,430,148
   Schweizerische Rueckversicherungs              30,000         23,108,989
   SGS Holding                                    11,691         20,305,688
                                                             --------------
   TOTAL SWITZERLAND                                            112,845,945
                                                             --------------
UNITED KINGDOM--17.3%
   Barclays Bank PLC                           1,375,300         14,776,764
   British Aerospace Ord.                      2,966,195         26,562,236
   British Aerospace PLC New (a)                 117,216          1,323,737
   Cadbury Schweppes                           3,164,889         23,106,157
   Lloyds Abbey Life PLC                       1,911,300         11,886,724
   Midlands Electric                           1,783,000         17,866,868
   Mirror Group PLC                            3,596,600          7,608,522
   National Power Ord.                         1,127,500          7,989,522
   National Power P/P Ord.                     2,020,800          5,560,655
   Rank Organisation                           2,905,200         18,345,227
   Royal Bank of Scotland                      3,398,700         23,110,295
   Thorn EMI                                   1,067,100         22,099,001
                                                             --------------
   TOTAL UNITED KINGDOM                                         180,235,708
                                                             --------------
TOTAL COMMON STOCKS
 (Identified cost $932,864,093)                               1,011,815,888
                                                             --------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                               NUMBER
               DESCRIPTION                    OF SHARES          VALUE
---------------------------------------------------------------------------
WARRANTS--0.0%
   Baloise Holdings                                3,745     $       35,775
                                                             --------------
TOTAL WARRANTS
 (Identified cost $0)                                                35,775
                                                             --------------

                                              PRINCIPAL
                                               AMOUNT
                                             -----------
SHORT TERM INVESTMENTS--6.0%
COMMERCIAL PAPER--0.1%
   Ford Motor Credit Corp., 6.05%, 7/3/95    $ 1,295,000          1,294,565
                                                             --------------
FEDERAL AGENCIES--5.8%
   Federal National Mortgage Association
     Discount Notes, 5.88%, 7/5/95            29,295,000         29,275,862
   Federal National Mortgage Association
     Discount Notes, 5.90%, 7/7/95            31,245,000         31,214,275
                                                             --------------
                                                                 60,490,137
                                                             --------------
U.S. GOVERNMENT OBLIGATIONS--0.1%
   United States Treasury Bills,
     5.20%, 8/3/95                               925,000            920,591
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $62,705,293)                                   62,705,293
                                                             --------------
TOTAL INVESTMENTS
 (Identified cost $995,569,386)(c)                 102.9%     1,074,556,956
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS                                             (2.9)       (29,895,734)
                                             -----------     --------------
NET ASSETS                                         100.0%    $1,044,661,222
                                                  =======    ==============

(a) Non-income producing security.

(b) American Depository Receipts.

(c) The aggregate cost for federal income tax purposes is $995,569,386; aggregate gross unrealized appreciation is $100,232,709 and the aggregate gross unrealized depreciation is $21,245,139, resulting in net unrealized appreciation of $78,987,570.

 * Percentages of common stocks are presented in the portfolio by country. Percentages by industry are as follows:
   Aerospace & Defense 2.7%, Automotive 4.7%, Banks 9.8%, Chemicals & Plastics 4.5%, Domestic Oil 1.1%, Drugs & Health Care 5.9%, Electrical Equipment 7.2%, Electronics 5.0%, Energy 1.9%, Entertainment 1.8%, Financial Services 2.3%, Food & Beverage 9.4%, Forest Products 0.4%, Industrial & Machinery 2.1%, Insurance 2.5%, International Oil 1.8%, Machinery 4.0%, Mining 1.2%, Miscellaneous 3.0%, Paper Products 3.6%, Publishing 2.6%, Retailing 2.1%, Services 3.8%, Steel 1.1%, Telephone 3.0%, Transportation & Freight Services 1.4%, Utilities 8.0%.

   Forward Foreign Currency Contracts open at June 30, 1995:

                                                         Unrealized
    Contracts            In Exchange        Delivery     Appreciation
    to Deliver               For              Date       (Depreciation)
------------------     ----------------     --------     -----------
DEM    29,026,049       $    20,118,000      9/11/95      ($  931,110)
FRF   155,019,249       $    30,177,000      9/11/95       (1,715,876)
DFL    32,476,286       $    20,118,000      9/11/95         (916,137)
SEK   224,593,228       $    30,177,000      9/11/95         (517,820)
FRF        21,010       $         4,325      7/31/95               (6)
ITL 2,496,829,136       $     1,504,516      7/31/95          (21,430)
$         648,622       GBP     406,074      7/07/95           (2,727)
$       1,256,693       PTS 151,670,275      7/06/95           (4,513)
IDR   431,461,416       $       193,480      7/06/95             (261)
$       1,918,960       PTS 231,733,550      7/05/95           (5,782)
$       2,012,970       GBP   1,251,494      7/05/95          (22,364)
$       6,347,570       JPY 536,814,029      7/05/95          (13,855)
$       3,663,716       DFL   5,665,204      7/05/95           (7,566)
$       2,018,528       PTS 243,474,797      7/03/95           (8,416)
$         854,202       GBP     531,716      7/03/95           (8,463)
$       2,310,048       HKD  17,871,685      7/03/95             (388)
$       3,646,960       JPY 307,621,092      7/03/95          (17,427)
IDR 2,849,556,052       $     1,277,828      7/03/95           (1,721)
DFL     2,561,765            $1,637,434      7/03/95          (15,851)
                                                          -----------
                                                          ($4,211,713)
                                                          ===========

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                               PRINCIPAL
            DESCRIPTION                         AMOUNT               VALUE
-----------------------------------------------------------------------------
CURRENCY DENOMINATED BONDS* --95.2%
AUSTRALIAN DOLLAR--0.9%
GOVERNMENT OBLIGATIONS
   Commonwealth of Australia,
     6.25%, 3/15/99                    AUD         250,000        $   165,853
   Commonwealth of Australia,
     9.50%, 8/15/03                                345,000            250,842
                                                                  -----------
TOTAL AUSTRALIAN DOLLAR                                               416,695
                                                                  -----------
AUSTRIAN SCHILLING--0.9%
GOVERNMENT OBLIGATION
   Republic of Austria,
     5.625%, 12/14/00                  ATS       4,000,000            396,715
                                                                  -----------
BRITISH POUND--5.9%
GOVERNMENT OBLIGATIONS
   United Kingdom Treasury,
     7.25%, 3/30/98                    GBP         350,000            547,831
   United Kingdom Treasury,
     8.00%, 6/10/03                                425,000            658,676
   United Kingdom Treasury,
     8.50%, 12/7/05                                250,000            398,764
   United Kingdom Treasury,
     8.50%, 7/16/07                                200,000            318,415
   United Kingdom Treasury,
     12.50%, 11/21/05                              150,000            293,761
CORPORATE BOND
   Tokyo Electric Power,
     11.00%, 6/5/01                                250,000            436,665
                                                                  -----------
TOTAL BRITISH POUND                                                 2,654,112
                                                                  -----------
CANADIAN DOLLAR--3.1%
GOVERNMENT OBLIGATIONS
   Government of Canada,
     9.00%, 12/1/04                    CAD         600,000            466,611
   Government of Canada Real Return,
     4.25%, 12/1/21                                800,000            587,713
CORPORATE BOND
   Quebec Housing,
     8.95%, 5/13/13                                419,000            311,008
                                                                  -----------
TOTAL CANADIAN DOLLAR                                               1,365,332
                                                                  -----------
CZECH KORUNA--3.9%
CORPORATE BONDS
   CEZ,
     14.375%, 1/27/01                  CZK      10,000,000            410,058
   Czech Trade Bank,
     11.125%, 8/26/97                            5,000,000            191,973
   Skoda Finance,
     11.625%, 2/9/98                            30,000,000          1,165,764
                                                                  -----------
TOTAL CZECH KORUNA                                                  1,767,795
                                                                  -----------

DANISH KRONE--5.0%
GOVERNMENT OBLIGATION
   Kingdom of Denmark,
     8.00%, 5/15/03                    DKR       1,000,000        $   179,946
CORPORATE BONDS
   Kreditforeningen,
     10.20%, 4/15/04 (a)                         5,000,000            948,060
   Nykredit,
     6.00%, 10/1/26                              8,000,000          1,108,046
                                                                  -----------
TOTAL DANISH KRONE                                                  2,236,052
                                                                  -----------
DUTCH GUILDER--4.9%
GOVERNMENT OBLIGATIONS
   Government of Netherlands,
     6.75%, 2/15/99                    DFL       1,590,000          1,051,278
   Government of Netherlands,
     8.75%, 1/15/07                                300,000            216,360
   Government of Netherlands,
     9.00%, 5/15/00                              1,300,000            933,785
                                                                  -----------
TOTAL DUTCH GUILDER                                                 2,201,423
                                                                  -----------
FINNISH MARKKA--3.2%
GOVERNMENT OBLIGATION
   Republic of Finland,
     8.50%, 4/25/05                    FIM       6,600,000          1,417,429
                                                                  -----------
FRENCH FRANC--3.2%
GOVERNMENT OBLIGATIONS
   Government of France,
     7.00%, 11/12/99                   FRF       2,500,000            513,367
   Government of France,
     8.50%, 10/25/19                             4,350,000            928,947
                                                                  -----------
TOTAL FRENCH FRANC                                                  1,442,314
                                                                  -----------
GERMAN MARK--9.9%
GOVERNMENT OBLIGATIONS
   Federal Republic of Germany,
     6.00%, 6/20/16                    DEM         800,000            485,819
   Federal Republic of Germany,
     8.00%, 1/21/02                                700,000            537,313
   Federal Republic of Germany,
     8.25%, 9/20/01                                500,000            388,676
CORPORATE BONDS
   International Bank Reconstruction
     and Development,
     7.125%, 4/12/05                             3,300,000          2,370,302
   State of Hessen,
     6.00%, 11/29/13                             1,000,000            664,907
                                                                  -----------
TOTAL GERMAN MARK                                                   4,447,017
                                                                  -----------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                               PRINCIPAL
            DESCRIPTION                         AMOUNT               VALUE
-----------------------------------------------------------------------------
IRISH POUND--2.6%
GOVERNMENT OBLIGATION
   Republic of Ireland,
     6.25%, 4/1/99                     IEP         770,000        $ 1,168,863
                                                                  -----------
ITALIAN LIRA--7.3%
GOVERNMENT OBLIGATIONS
   Republic of Italy,
     8.50%, 8/1/99                     ITL   5,100,000,000          2,761,558
   Republic of Italy,
     12.00%, 5/1/97                            400,000,000            245,146
   Republic of Italy,
     12.00%, 1/1/02                            400,000,000            243,435
                                                                  -----------
TOTAL ITALIAN LIRA                                                  3,250,139
                                                                  -----------
JAPANESE YEN--32.1%
GOVERNMENT OBLIGATIONS
   Credit Local De France,
     6.00%, 10/31/01                   JPY      80,000,000          1,130,317
   Government of Japan,
     3.40%, 3/22/04                            165,000,000          2,023,686
   Government of Japan,
     5.50%, 3/20/02                             60,000,000            832,729
   Government of Japan,
     6.40%, 3/20/00                            255,000,000          3,594,160
   Republic of Austria,
     4.50%, 9/28/05                             80,000,000          1,071,323
   Republic of Austria,
     6.25%, 10/16/03                            15,000,000            221,226
   Republic of Italy,
     3.50%, 6/20/01                            230,000,000          2,813,772
CORPORATE BOND
   Export Import Bank,
     4.375%, 10/1/03                           205,000,000          2,702,938
                                                                  -----------
TOTAL JAPANESE YEN                                                 14,390,151
                                                                  -----------
NEW ZEALAND DOLLAR--1.2%
GOVERNMENT OBLIGATION
   Government of New Zealand,
     10.00%, 7/15/97                   NZD         800,000            552,758
                                                                  -----------
NORWEGIAN KRONE--2.3%
CORPORATE BOND
   Sparebanken Norway,
     10.25%, 6/23/03 (a)               NOK       6,000,000          1,025,887
                                                                  -----------
SPANISH PESETA--3.0%
GOVERNMENT OBLIGATION
   Government of Spain,
     12.25%, 3/25/00                   PTS     160,000,000          1,355,030
                                                                  -----------

SWEDISH KRONA--0.9%
GOVERNMENT OBLIGATION
   Kingdom of Sweden,
     10.25%, 5/5/00                    SEK       3,000,000        $   407,645
                                                                  -----------
UNITED STATES DOLLAR--4.9%
FOREIGN GOVERNMENT OBLIGATION--1.5%
   Argentina Bote II,
     6.0625%, 9/1/97 (b)               USD       1,340,000            663,300
                                                                  -----------
YANKEE BONDS--3.4%
   Astra International,
     9.75%, 4/29/01                                100,000            101,500
   Banpais,
     8.25%, 8/18/95                                800,000            792,000
   Den Norske Credit,
     6.3125%, 11/29/49 (a)                         700,000            541,205
   Hong Kong & Shanghai Bank,
     6.75%, 8/29/49 (a)                            100,000             80,220
                                                                  -----------
                                                                    1,514,925
                                                                  -----------
TOTAL UNITED STATES DOLLAR                                          2,178,225
                                                                  -----------
TOTAL CURRENCY DENOMINATED BONDS *
 (Identified cost $39,799,094)                                     42,673,582
                                                                  -----------
SHORT TERM INVESTMENTS--4.2%
U.S. GOVERNMENT OBLIGATIONS--4.2%
   United States Treasury Bills,
     5.16%, 7/6/95                                 275,000            274,803
   United States Treasury Bills,
     5.21%, 8/3/95                               1,595,000          1,587,376
                                                                  -----------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $1,862,179)                                       1,862,179
                                                                  -----------
TOTAL INVESTMENTS
 (Identified cost $41,661,273) (c)                    99.4%        44,535,761
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES                                           0.6            266,700
                                                      ----          ---------
NET ASSETS                                           100.0%       $44,802,461
                                                     =====        ===========

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

(a) Variable rate security. Interest shown is the current rate.
(b) Coupon set quarterly to 3 month LIBOR. Current rate shown.
(c) The aggregate cost for federal income tax purposes $41,661,273; aggregate gross unrealized appreciation is $3,108,072 and the aggregate gross unrealized depreciation is $233,584, resulting in net unrealized appreciation of $2,874,488.
 * Percentages of holdings are presented in the portfolio by currency denomination. Percentages by country are as follows:
   Argentina 1.5%, Austria 3.8%, Australia 0.9%, Canada 3.1%, Czech Republic 3.9%, Denmark 5.0%, Finland 3.2%, France 5.7%, Germany 9.9%, Honk Kong 0.2%, Indonesia 0.2%, Ireland 2.6%, Italy 13.5%, Japan 21.4%, Netherlands 4.9%, New Zealand 1.2%, Norway 3.5%, Spain 3.0%, Sweden 0.9%, United Kingdom 5.0%, United States 1.8%.

Forward Foreign Currency Contracts open at June 30, 1995:

                                                    Unrealized
  Contracts          In Exchange       Delivery     Appreciation
  to Deliver             For             Date       (Depreciation)
--------------     ---------------     --------     --------
AUD 163,728        $      117,000      9/12/95      $    989
$     478,000      CAD    655,458      9/12/95        (1,614)
$     845,000      DEM  1,206,153      9/12/95        29,708
$     543,000      DKR  3,055,733      9/12/95        21,954
$     895,000      FRF  4,603,701      9/12/95        52,121
$      83,000      JPY  7,119,740      9/12/95         1,826
NOK 6,483,516      $    1,014,000      9/12/95       (39,314)
$     146,000      SEK   1093,978      9/12/95         3,499
$     360,058      JPY 30,338,458      7/10/95        (2,103)
$     290,674      DFL    450,400      7/05/95             0
$     692,163      DEM    968,267      7/03/95         8,008
DEM 1,071,760      $      771,364      7/03/95        (3,645)
                                                    --------
                                                    $ 71,429
                                                    ========

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                             PRINCIPAL
               DESCRIPTION                    AMOUNT                VALUE
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.1%
   American Financial Home Equity Loan,
     8.00%, 7/25/06                         $   85,319           $    86,865
   Bridgestone Firestone,
     6.25%, 12/1/99                            183,333               183,562
   D.R. Structure Finance Corp., 9.35%,
     8/15/19                                   600,000               615,000
   Fical Home Equity Loan Trust, 8.90%,
     11/15/97                                    3,503                 3,524
   G E Capital Mortgage Services Inc.,
     7.20%, 9/15/11                             58,864                59,158
   Green Tree Financial Corp., 6.60%,
     6/15/19                                   387,522               388,975
   Green Tree Financial Corp., 7.25%,
     1/15/20                                   600,000               608,625
   Olympic Automobile Receivable, 6.85%,
     6/15/01                                   680,215               686,911
   Security Pacific Home Equity Loan,
     7.85%, 5/15/98                             46,239                46,933
                                                                 -----------
TOTAL ASSET-BACKED SECURITIES
 (Identified Cost $2,628,730)                                      2,679,553
                                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--2.8%
   DLJ Mortgage Acceptance Corp., 6.50%,
     4/25/24                                   425,000               422,742
   Prudential Home Mortgage Securities
     Co., 7.50%, 8/25/24                       500,000               505,000
                                                                 -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Identified Cost $908,992)                                          927,742
                                                                 -----------
CORPORATE BONDS--4.8%
CREDIT & FINANCE--2.2%
   General Motors Acceptance Corp.,
     5.625%, 2/1/99                            750,000               725,250
                                                                 -----------
FINANCIAL SERVICES--0.8%
   Salomon Inc., 8.55%, 2/17/97                265,000               272,081
                                                                 -----------
STEEL--1.5%
   USX Marathon Group, 8.50%, 3/1/23           500,000               501,935
                                                                 -----------
UTILITIES--0.3%
   Texas New Mexico Power Co., 9.25%,
     9/15/00                                    80,000                83,200
                                                                 -----------
TOTAL CORPORATE BONDS
 (Identified Cost $1,556,086)                                      1,582,466
                                                                 -----------
MUNICIPAL BONDS--1.7%
   Brazos River Authority Texas Revenue,
     5.80%, 8/1/15                             300,000               287,973
   Clark County Nevada Passenger Facility,
     5.75%, 7/1/23                             300,000               277,686
                                                                 -----------
TOTAL MUNICIPAL BONDS
 (Identified Cost $566,010)                                          565,659
                                                                 -----------

MORTGAGE PASS-THROUGH SECURITIES--2.8%
   Federal National Mortgage Association,
     6.00%, 12/1/00                         $  944,340           $   928,404
                                                                 -----------
TOTAL MORTGAGE PASS-THROUGH SECURITIES
 (Identified Cost $907,377)                                          928,404
                                                                 -----------
U.S. GOVERNMENT OBLIGATIONS--75.8%
   United States Treasury Bonds, 8.875%,
     2/15/19                                 4,765,000             5,957,012
   United States Treasury Notes, 4.625%,
     2/15/96                                   105,000               104,294
   United States Treasury Notes, 6.875%,
     10/31/96                                2,063,000             2,090,397
   United States Treasury Notes, 5.125%,
     4/30/98                                 2,400,000             2,352,384
   United States Treasury Notes, 7.50%,
     11/15/01                                4,050,000             4,347,432
   United States Treasury Notes, 5.875%,
     2/15/04                                 4,115,000             4,014,059
   United States Treasury Notes, 5.125%,
     12/31/98                                5,355,000             5,215,288
   United States Treasury Notes, 7.75%,
     12/31/99                                  935,000               998,262
                                                                 -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Identified Cost $24,182,130)                                    25,079,128
                                                                 -----------
FEDERAL AGENCIES--1.6%
   Federal Home Loan Mortgage Corporation,
     4.875%, 6/23/98                           550,000               532,383
                                                                 -----------
TOTAL FEDERAL AGENCIES
 (Identified Cost $518,572)                                          532,383
                                                                 -----------
SHORT TERM INVESTMENTS--0.4%
U.S. GOVERNMENT OBLIGATIONS--0.4%
   United States Treasury Bills, 5.19%,
     8/3/95                                    125,000               124,406
                                                                 -----------
TOTAL SHORT TERM INVESTMENTS
 (Identified Cost $124,406)                                          124,406
                                                                 -----------
TOTAL INVESTMENTS
 (Identified cost $31,392,303)(a)                 98.0%           32,419,741
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES                                       2.0               657,062
                                               --------          -----------
NET ASSETS                                       100.0%          $33,076,803
                                               ========          ===========



(a) The aggregate cost for federal income tax purposes is $31,392,303; aggregate gross unrealized appreciation is $1,034,045 and the aggregate gross unrealized depreciation is $6,607, resulting in net unrealized appreciation of $1,027,438.

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD STRATEGIC YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                          PRINCIPAL
          DESCRIPTION                       AMOUNT               VALUE
-------------------------------------------------------------------------
CURRENCY DENOMINATED BONDS*--79.0%
AUSTRALIAN DOLLAR--2.6%
GOVERNMENT OBLIGATION
   Commonwealth of Australia,
     7.00%, 4/15/00                AUD       2,800,000        $ 1,867,125
                                                              -----------
BRITISH POUND--0.9%
GOVERNMENT OBLIGATION
   United Kingdom Treasury,
     2.50%, 7/17/24                GBP         350,000            643,689
                                                              -----------
CANADIAN DOLLAR--5.0%
GOVERNMENT OBLIGATIONS
   Canada Trust (conv.),
     7.00%, 7/1/09                 CAD       2,000,000          1,310,521
   Government of Canada
     Real Return,
     4.25%, 12/1/21                          2,850,000          2,093,728
   Quebec Housing,
     8.95%, 5/13/13                            394,000            292,452
                                                              -----------
TOTAL CANADIAN DOLLAR                                           3,696,701
                                                              -----------
CZECH KORUNA--4.6%
CORPORATE BONDS
   Czech Electric Co.,
     14.375%, 1/27/01              CZK      20,370,000            841,198
   Czech Trade Bank,
     11.125%, 8/26/97                       20,000,000            767,892
   Skoda Finance,
     11.625%, 2/9/98                        45,000,000          1,748,646
                                                              -----------
TOTAL CZECH KORUNA                                              3,357,736
                                                              -----------
DANISH KRONE--4.4%
CORPORATE BONDS
   Kreditforeningen,
     10.20%, 4/15/04 (a)           DKR       9,000,000          1,706,509
   Nykredit,
     6.00%, 10/1/26                         11,000,000          1,523,562
                                                              -----------
TOTAL DANISH KRONE                                              3,230,071
                                                              -----------
INDONESIAN RUPIAH--1.1%
CORPORATE BONDS
   Astra International,
     0.00%, 11/22/95               IDR   1,000,000,000            420,805
   Bakrie & Brothers,
     0.00%, 12/21/95                     1,000,000,000            412,663
                                                              -----------
TOTAL INDONESIAN RUPIAH                                           833,468
                                                              -----------
IRISH POUND--2.7%
GOVERNMENT OBLIGATION
   Republic of Ireland, 6.25%,
     4/1/99                        IEP       1,305,000          1,980,994
                                                              -----------
ITALIAN LIRA--1.0%
GOVERNMENT OBLIGATION
   Republic of Italy,
     8.50%, 8/1/99                 ITL   1,400,000,000            758,075
                                                              -----------

                                          PRINCIPAL
          DESCRIPTION                       AMOUNT               VALUE
-------------------------------------------------------------------------
NEW ZEALAND DOLLAR--1.3%
GOVERNMENT OBLIGATION
   Government of New Zealand,
     10.00%, 7/15/97               NZD       1,400,000        $   967,327
                                                              -----------
NORWEGIAN KRONE--2.3%
CORPORATE BOND
   Sparebanken Norway,
     10.25%, 6/23/03               NOK      10,000,000          1,709,811
                                                              -----------
SPANISH PESETA--1.6%
GOVERNMENT OBLIGATION
   Government of Spain,
     12.25%, 3/25/00               PTS     140,000,000          1,185,651
                                                              -----------
SOUTH AFRICAN RAND--0.6%
GOVERNMENT OBLIGATION
   Republic of South Africa,
     12.00%, 2/28/05               ZAR       1,960,000            419,321
                                                              -----------
SWITZERLAND FRANC--0.5%
CORPORATE BOND
   CPC International Inc.,
     5.75%, 3/27/45                CHF         500,000            371,255
                                                              -----------
THAILAND BAHT--0.6%
BILL OF EXCHANGE
   Krung Thai Thana BE,
     0.00%, 9/21/95                THB      10,000,000            396,193
                                                              -----------
TURKISH LIRE--0.6%
GOVERNMENT OBLIGATION
   Turkey Treasury Bill,
     0.00%, 8/29/95                TRL  22,000,000,000            449,454
                                                              -----------
UNITED STATES DOLLAR--49.2%
CORPORATE BONDS--23.0%
   Air & Water Technologies
     Corp.,
     8.00%, 5/15/15                USD         300,000            237,000
   Astra International,
     9.75%, 4/29/01                          1,540,000          1,563,100
   Banco De Comercio Exterior,
     8.625%, 6/2/00                            650,000            654,875
   Banpais SA,
     8.25%, 8/18/95                            900,000            879,537
   Burns Philp (conv.),
     5.50%, 4/30/04                            745,000            646,287
   Citibank Ecuador Note,
     0.00%, 9/11/95                            500,000            500,000
   Citibank N A Rupee Note,
     12.937%, 7/3/95                           433,125            433,125
   Columbia Gas Systems Inc.,
     10.25%, 8/1/11 (e)                        700,000          1,050,000
   Compania Sub Americana,
     7.375%, 12/8/03                           260,000            241,800
   Dairy Farm International
     Holdings Ltd. (Conv.),
     6.50%, 5/10/49                            250,000            188,125

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD STRATEGIC YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
          DESCRIPTION                       AMOUNT               VALUE
-------------------------------------------------------------------------
   Den Norske Credit,
     6.3125%, 11/29/49 (a)              $      800,000        $   618,520
   Eletson Holdings Inc.,
     9.25%, 11/15/03                           700,000            675,500
   Export-Import Bank of Japan,
     8.00%, 6/4/00                             496,375            502,332
   Flagstar Corp.,
     10.75%, 9/15/01                         1,050,000            987,000
   Fort Howard Corp.,
     8.25%, 2/1/02                             785,000            745,750
   Hong Kong & Shanghai Bank,
     6.75%, 8/29/49                          1,200,000            962,640
   Kansallis Osake Pankki,
     8.4375%, 9/22/43 (a)                    1,000,000          1,021,500
   Noble Drilling Corp.,
     9.25%, 10/1/03                            820,000            834,350
   NorthWest Airlines Inc.,
     8.625%, 8/1/96                            720,000            723,600
   Pathmark Stores Inc.,
     9.625%, 5/1/03                            550,000            536,250
   Rowan Cos. Inc.,
     11.875%, 12/1/01                          820,000            877,400
   Sequa Corp.,
     9.625%, 10/15/99                        1,055,000          1,065,550
   Sparbankernas Bank,
     8.125%, 10/20/49 (a)                      900,000            910,350
                                                              -----------
TOTAL CORPORATE BONDS                                          16,854,591
                                                              -----------
FEDERAL AGENCIES--0.7%
   Government National Mortgage
     Association,
     6.00%, 7/1/25                             500,000            500,200
                                                              -----------
U.S. GOVERNMENT OBLIGATIONS--4.3%
   United States Treasury Notes,
     4.625%, 2/15/96                           385,000            382,413
   United States Treasury Notes,
     5.125%, 4/30/98                         1,040,000          1,019,366
   United States Treasury Notes,
     5.125%, 12/31/98                        1,820,000          1,772,516
                                                              -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                               3,174,295
                                                              -----------
FOREIGN GOVERNMENT OBLIGATIONS--9.9%
   Argentina Bote II,
     6.0625%, 9/1/97 (c)                     2,100,000          1,039,500
   Argentina Bote X,
     6.3125%, 4/1/00 (c)                       600,000            376,800
   Argentina Pensioner Bocon,
     0.00%, 4/1/01 (d)                       1,100,000            830,500
   Banco Central de
     Costa Rica,
     6.9375%, 5/21/05 (a)                      305,660            220,075
   Federal Republic of Brazil,
     6.6875%, 1/1/01 (a)                       873,000            701,674
   Republic of Brazil,
     7.25%, 4/15/24 (a)                      1,550,000            883,500
   Republic of Brazil
     Federative,
     7.25%, 4/15/06 (a)                        800,000            477,000
   Republic of Poland,
     3.25%, 10/27/14 (a)                $    1,500,000        $   892,500
   Republic of Poland,
     7.125%, 10/27/24 (a)                    1,000,000            766,250
   Republic of South Africa,
     9.625%, 12/15/99                          500,000            519,375
   Republic of South Africa,
     9.625%, 12/15/99                          550,000            571,313
                                                              -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS                            7,278,487
                                                              -----------
YANKEE BONDS--4.1%
   Bridas Corp.,
     12.50%, 11/15/99                          800,000            722,000
   Compania Sub Americana 144A,
     7.375%, 12/8/03                           750,000            697,500
   Essar Gujarat Ltd. 144A,
     9.40%, 7/15/99 (a)                      1,600,000          1,584,000
                                                              -----------
TOTAL YANKEE BONDS                                              3,003,500
                                                              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--5.9%
   Federal Home Loan
     Mortgage Corp.,
     5.963%, 2/1/24 (a)                      1,810,075          1,833,832
   Federal National Mortgage
     Association,
     7.329%, 11/1/27 (a)                     1,780,444          1,816,231
   Prudential Home Mortgage
     Securities Co.,
     6.00%, 10/25/00                           750,000            731,250
                                                              -----------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS                                                    4,381,313
                                                              -----------
MUNICIPAL BONDS--1.3%
   Brazos River Authority
     Texas Revenue,
     5.80%, 8/1/15                             500,000            479,955
   Clark County Nevada Passenger
     Facility,
     5.75%, 7/1/23                             500,000            462,810
                                                              -----------
TOTAL MUNICIPAL BONDS                                             942,765
                                                              -----------
TOTAL UNITED STATES DOLLAR                                     36,135,151
                                                              -----------
TOTAL CURRENCY DENOMINATED BONDS*
 (Identified cost $56,629,853)                                 58,002,022
                                                              -----------
STRUCTURED NOTES--3.6%
   Goldman
     Malaysian/Philippines,
     8.75%, 9/21/95                            860,000            859,570
   JP Morgan Polish Note,
     0.00%, 7/26/95                            660,000            657,623
   Morgan Stanley
     Group Inc.,
     14.25%, 6/26/96 (a)                       500,000            500,000
   BT Hungarian,
     0.00%, 12/1/95 (b)                        741,445            652,027
                                                              -----------
TOTAL STRUCTURED NOTES
 (Identified cost $2,634,509)                                   2,669,220
                                                              -----------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD STRATEGIC YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
          DESCRIPTION                       AMOUNT               VALUE
-------------------------------------------------------------------------
SHORT TERM INVESTMENTS--17.4%
FEDERAL AGENCIES--15.4%
   Federal Home Loan
     Mortgage Corp.,
     5.89%, 7/5/95                      $    3,720,000        $ 3,717,565
   Federal National Mortgage
     Association Discount Notes,
     5.90%, 7/7/95                           7,610,000          7,602,517
                                                              -----------
                                                               11,320,082
                                                              -----------
U.S. GOVERNMENT OBLIGATIONS--2.0%
   United States Treasury Bills,
     5.12%, 8/3/95                           1,080,000          1,074,931
   United States Treasury Bills,
     5.16%, 7/6/95                             390,000            389,721
                                                              -----------
                                                                1,464,652
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $12,784,734)                                 12,784,734
                                                              -----------
TOTAL INVESTMENTS
 (Identified cost
 $72,049,096)(f)                                 100.0%        73,455,976
LIABILITIES IN EXCESS OF CASH
 AND OTHER ASSETS                                  0.0            (21,612)
                                                 -----        -----------
NET ASSETS                                       100.0%       $73,434,364
                                                 =====        ===========

(a)   Variable rate security. Interest shown is the current rate.
(b)   Interest is linked to the Hungarian Forint Index.
(c)   Coupon set quarterly to 3 month LIBOR. Current rate shown.
(d)   Zero coupon until 5/1/97, then coupon set monthly to 30 day LIBOR.
(e)   Bond in default.
(f)   The aggregate cost for federal income tax purposes is $72,049,096;
      aggregate gross unrealized appreciation is $1,849,236 and the aggregate gross unrealized depreciation is $442,356, resulting in net unrealized appreciation of $1,406,880.
 * Percentages of holdings are presented in the portfolio by currency denomination. Percentages by country are as follows:
      Argentina 3.1%, Australia 2.5%, Brazil 2.8%, Canada 5.0%, Chile
      0.3%, Costa Rica 0.3%, Czech Republic 4.6%, Denmark 4.4%, Greece
      0.9%, Hong Kong 1.6%, India 2.2%, Indonesia 3.3%, Ireland 2.7%,
      Italy 1.0%, Japan 0.7%, Netherlands 0.9%, New Zealand 1.3%, Norway
      3.2%, Poland 3.6%, South Africa 0.6%, Spain 2.9%, Switzerland 0.5%,
      Thailand 0.5%, Turkey 0.6%, United Kingdom 0.9%, United States
      32.2%.
      Percentages by industry are as follows:
      Aerospace & Defense 1.5%, Banking 10.4%, Communication Services
      0.6%, Consumer Goods 2.7%, Credit & Finance 6.3%, Environmental
      Services 0.3%, Food & Beverages 3.0%, Paper Products 1.0%, Petroleum
      Services 2.3%, Supermarkets 0.7%, Transportation & Freight Services
      1.9%, Utilities 1.1%, Bill of Exchange 0.5%, Collateralized Mortgage
      Obligation 6.0%, U.S. Government Obligations 4.3%, Foreign
      Government Obligations 28.3%, Municipal Bonds 1.3%, Structured Notes
      3.6%, Yankee Bonds 4.1%, Other 2.7%.

Forward Foreign Currency Contracts open at June 30, 1995:

                                                       Unrealized
    Contracts           In Exchange       Delivery     Appreciation
    to Deliver              For             Date       (Depreciation)
------------------     --------------     --------     ---------
AUD     2,260,006      $    1,615,000      9/12/95      $  13,646
CAD     4,667,735      $    3,404,000      9/12/95         11,492
CHF       417,296      $      352,000      9/12/95        (12,527)
DEM     3,140,720      $    2,208,260      9/12/95        (69,407)
DKR    17,737,880      $    3,152,000      9/12/95       (127,436)
PTS   142,350,480      $    1,117,000      9/12/95        (49,454)
GBP       384,566      $      603,000      9/12/95         (7,713)
IEP     1,229,575      $    1,964,000      9/12/95        (45,940)
ITL 1,309,420,800      $      762,000      9/12/95        (30,249)
JPY     3,979,800      $       47,520      9/12/95            104
NOK    20,077,160      $    3,140,000      9/12/95       (121,741)
XEU       346,725      $      457,000      9/12/95         (4,303)
$       1,951,516      AUD  2,714,208      7/03/95        (22,441)
AUD     2,738,886      $    1,969,259      7/03/95         22,645
                                                        ---------
                                                        ($443,324)
                                                        =========

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD SMALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                                 NUMBER
                DESCRIPTION                     OF SHARES       VALUE
-------------------------------------------------------------------------
COMMON STOCKS--90.1%
AUTO PARTS--3.6%
   A.O. Smith Class B                               53,800   $  1,264,300
   Carlisle Cos. Inc.                              133,000      5,087,250
   Durakon Industries Inc. (a)                     250,000      3,812,500
   Lear Seating Corp. (a)                          224,800      5,142,300
   Standard Motor Products Inc.                    215,000      4,353,750
                                                             ------------
                                                               19,660,100
                                                             ------------
BROADCASTING--2.8%
   Evergreen Media (a)                             252,000      6,552,000
   Katz Media Group Inc. (a)                       230,000      3,651,250
   Renaissance Communications Corp. (a)            155,500      5,209,250
                                                             ------------
                                                               15,412,500
                                                             ------------
BUILDING & CONSTRUCTION--1.5%
   Centex Construction Products Inc. (a)           288,400      3,713,150
   Redman Industries (a)                           200,000      4,350,000
                                                             ------------
                                                                8,063,150
                                                             ------------
BUSINESS SERVICES AND SUPPLIES--1.3%
   Ideon Group Inc.                                700,000      6,912,500
                                                             ------------
CHEMICALS & PLASTICS--2.5%
   Fuller H B Co.                                  202,400      7,488,800
   Mississippi Chemical Corp.                      319,000      6,360,062
                                                             ------------
                                                               13,848,862
                                                             ------------
COMMUNICATIONS--5.4%
   ACS Enterprises Inc. (a)                        200,000      3,650,000
   Associated Group Inc. Class A (a)                56,650        977,213
   Associated Group Inc. Class B (a)               256,650      4,748,025
   Cablevision Systems Corp. (a)                    84,600      5,393,250
   Cellular Communications Puerto Rico (a)         195,058      5,973,651
   International Cabletel Inc. (a)                 200,000      6,500,000
   Preferred Entertainment Inc. (a)                140,000      2,292,500
                                                             ------------
                                                               29,534,639
                                                             ------------
CONSUMER GOODS--1.0%
   American Recreation Holdings Inc. (a)           142,500      1,140,000
   Triarc Cos. Inc. (a)                            289,300      4,520,313
                                                             ------------
                                                                5,660,313
                                                             ------------
COSMETICS & TOILETRIES--1.1%
   Maybelline Inc.                                 296,100      6,070,050
                                                             ------------
DRUGS & HEALTH CARE--1.0%
   Beverly Enterprises, Inc. (a)                   460,400      5,697,450
                                                             ------------
ELECTRICAL EQUIPMENT--1.3%
   Belden Inc.                                     252,900      6,828,300
                                                             ------------
ENERGY--3.5%
   Enterra Corp. (a)                               326,200      6,850,200
   Helmerich & Payne Inc.                          241,500      7,124,250
   Vintage Petroleum Inc.                          275,000      5,156,250
                                                             ------------
                                                               19,130,700
                                                             ------------
FINANCIAL SERVICES--7.3%
   Albank Financial Corp.                          169,000      4,415,125
   Baybanks Inc.                                    79,200      6,276,600
   Cullen Frost Bankers Inc.                       136,000      5,508,000
   Eaton Vance Corp.                               100,500      3,241,125
   PMI Group Inc.                                  201,800      8,753,075
   Rollins Truck Leasing Corp.                     548,700      5,898,525
   Signet Banking Corp.                            274,600      6,006,875
                                                             ------------
                                                               40,099,325
                                                             ------------

HOUSEHOLD APPLIANCES & HOME FURNISHINGS--1.7%
   Ethan Allen Interiors Inc. (a)                  188,000   $  3,337,000
   Miller (Herman) Inc.                            245,500      6,076,125
                                                             ------------
                                                                9,413,125
                                                             ------------
INDUSTRIAL & MACHINERY--4.1%
   Harnischfeger Industries Inc.                   157,500      5,453,438
   Mark IV Industries Inc.                         431,729      9,282,173
   Roper Industries                                 13,000        455,000
   Trinova Corp.                                   211,400      7,399,000
                                                             ------------
                                                               22,589,611
                                                             ------------
INSURANCE--3.5%
   Alexander & Alexander Services                  199,800      4,770,225
   American Bankers Insurance Group Inc.           208,600      6,623,050
   Gryphon Holdings Inc. (a)                       150,000      2,437,500
   Western National Corp.                          434,700      5,379,412
                                                             ------------
                                                               19,210,187
                                                             ------------
MACHINERY--3.6%
   Briggs & Stratton Corp.                         257,300      8,876,850
   Manitowoc Inc.                                  119,600      3,453,450
   Measurex Corp.                                  248,700      7,554,262
                                                             ------------
                                                               19,884,562
                                                             ------------
MANUFACTURING--6.3%
   Alltrista Corp. (a)                             311,400      5,994,450
   Crane Co.                                       235,400      8,533,250
   Pentair Inc.                                    139,500      6,068,250
   Varlen Corp.                                    282,700      6,643,450
   Wabash National Corp.                           236,550      7,362,619
                                                             ------------
                                                               34,602,019
                                                             ------------
MINING--1.6%
   The Pittston Co.                                356,400      8,553,600
                                                             ------------
PAPER PRODUCTS--1.3%
   Bowater Inc.                                    155,000      6,955,625
                                                             ------------
PUBLISHING--2.8%
   Banta Corp.                                     234,700      7,803,775
   Houghton Mifflin Co.                            144,000      7,596,000
                                                             ------------
                                                               15,399,775
                                                             ------------
REAL ESTATE--4.3%
   Avalon Properties Inc.                          148,600      2,953,425
   Bay Apartment Community Inc.                    175,000      3,412,500
   Crescent Real Estate Equities                   193,900      6,180,562
   Felcor Suite Hotels Inc.                        240,000      6,120,000
   GL Reality Corp.                                 75,000        759,375
   Liberty Property                                196,500      3,856,313
                                                             ------------
                                                               23,282,175
                                                             ------------
RESTAURANTS, LODGING & ENTERTAINMENT--0.9%
   Sbarro, Inc.                                    219,900      5,112,675
                                                             ------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD SMALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                                 NUMBER
                DESCRIPTION                     OF SHARES       VALUE
-------------------------------------------------------------------------
RETAILING--12.1%
   Alexanders Inc. (a)                              80,000   $  4,440,000
   Carson Pirie Scott & Co. Illinois (a)           431,200      7,060,900
   Fingerhut Cos. Inc.                             534,100      8,345,312
   Fred Meyer Inc. (a)                             206,700      5,606,738
   Home Shopping Network Inc. (a)                  148,900      1,265,650
   Intelligent Electronics Inc.                    493,600      6,725,300
   Jones Apparel Group Inc. (a)                    297,600      8,890,800
   Penn Traffic Co. (a)                            150,000      5,306,250
   Revco Inc. (a)                                  274,562      6,589,488
   Sothebys Holdings Inc.                          579,200      7,891,600
   The Good Guys Inc. (a)                          350,000      3,850,000
                                                             ------------
                                                               65,972,038
                                                             ------------
SERVICES--2.3%
   Gtech Holdings Corp. (a)                        434,800     12,717,900
                                                             ------------
STEEL--3.0%
   Allegheny Ludlum Corp.                          345,000      6,813,750
   Huntco Inc.                                     114,800      1,865,500
   Lukens Inc.                                     233,800      7,540,050
                                                             ------------
                                                               16,219,300
                                                             ------------
TECHNOLOGY--8.3%
   Exar Corp. (a)                                  171,300      5,053,350
   Integrated Device Technology (a)                169,400      7,834,750
   Oak Industries Inc. (a)                         197,400      5,083,050
   Tektronix Inc.                                  115,600      5,693,300
   Verbex Voice Systems Inc. (a),(b)               180,501        180,501
   VLSI Technology Inc. (a)                        373,700     11,257,711
   Wang Laboratories Inc. (a)                      643,100     10,530,763
                                                             ------------
                                                               45,633,425
                                                             ------------
TEXTILES, SHOES AND APPAREL--1.2%
   Authentic Fitness Corp. (a)                     300,000      5,025,000
   Westpoint Stevens Inc. (a)                       90,300      1,614,113
                                                             ------------
                                                                6,639,113
                                                             ------------
TIRES & RUBBER--0.8%
   TBC Corp. (a)                                   428,800      4,609,600
                                                             ------------
TOTAL COMMON STOCKS
 (Identified cost $418,945,104)                               493,712,619
                                                             ------------
PREFERRED STOCKS--0.2%
TECHNOLOGY
   Verbex Voice Systems Inc. Series F
     (conv.) (a),(b)                               687,285      1,000,000
                                                             ------------
TOTAL PREFERRED STOCKS
 (Identified cost $1,500,000)                                   1,000,000
                                                             ------------
WARRANTS--0.0%
DRUGS & HEALTH CARE--0.0%
   Pharma Patch PLC Class A                         75,000   $      2,344
   Pharma Patch PLC Class B                         37,500          1,172
                                                             ------------
TOTAL WARRANTS
 (Identified cost $0)                                               3,516
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
CONVERTIBLE BONDS--0.5%
COMMUNICATIONS--0.3%
   International Cabletel Inc.
     7.25%, 4/15/05                            $ 1,400,000        1,491,000
                                                               ------------
RESTAURANTS, LODGING & ENTERTAINMENT--0.2%
   Interactive Light Holdings Inc.
     8.00%, 1/25/99 (b)                          1,000,000        1,000,000
                                                               ------------
TECHNOLOGY--0.0%
   Verbex Voice Systems Inc.
     10.00%, 12/31/95                              100,000          100,000
                                                               ------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $2,500,000)                                     2,591,000
                                                               ------------
SHORT TERM INVESTMENTS--10.3%
Federal Agencies--10.3%
   Federal Home Loan Mortgage Corp., 5.89%,
     7/5/95                                     10,910,000       10,902,860
   Federal National Mortgage Association
     Discount Notes, 5.90%, 7/5/95              26,005,000       25,987,965
   Federal National Mortgage Association
     Discount Notes, 5.90%, 7/7/95              19,330,000       19,310,992
                                                               ------------
                                                                 56,201,817
                                                               ------------
U.S. GOVERNMENT OBLIGATIONS--0.0%
   United States Treasury Bills,
     5.20%, 8/3/95                                 190,000          189,094
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $56,390,911)                                   56,390,911
                                                               ------------
TOTAL INVESTMENTS
 (Identified cost $479,336,015)(c)                   101.1%     553,698,046
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS                                               (1.1)      (6,075,828)
                                                      ----     ------------
NET ASSETS                                           100.0%    $547,622,218
                                                     =====     ============


(a) Non-income producing security.
(b) Private placement (see note 6).
(c) The aggregate cost for federal income tax purposes is $479,336,015; aggregate gross unrealized appreciation is $85,930,113 and the aggregate gross unrealized depreciation is $11,568,082, resulting in net unrealized appreciation of $74,362,031.


              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                                NUMBER
               DESCRIPTION                     OF SHARES           VALUE
----------------------------------------------------------------------------
COMMON STOCKS--86.0%
AUSTRIA--5.1%
   Bau Holdings AG                                 39,900       $  1,925,359
   BWT AG                                          11,100          1,344,764
   Vae Eisenbahnsyst                               17,400          1,750,719
                                                                ------------
TOTAL AUSTRIA                                                      5,020,842
                                                                ------------
AUSTRALIA--3.5%
   Bilbury Ltd. (a),(c)                           472,100                 --
   Goodman Fielder Ltd.                         1,981,900          1,648,062
   Pacific Mutual Ltd.                            991,200          1,232,836
   Shomega Ltd.                                   592,300            526,208
                                                                ------------
TOTAL AUSTRALIA                                                    3,407,106
                                                                ------------
BRAZIL--2.2%
   Capco Automotive Products Corp.                275,200          2,132,800
                                                                ------------
FINLAND--2.8%
   Valmet                                         123,000          2,779,092
                                                                ------------
FRANCE--5.5%
   Europe 1 Communication                           6,000          1,426,010
   Imetal                                          17,600          2,067,899
   Unibail SA                                      19,400          1,895,492
                                                                ------------
TOTAL FRANCE                                                       5,389,401
                                                                ------------
GERMANY--5.9%
   Cewe Color Holding AG                            2,600            883,650
   Dorries Scharmann                               13,800          1,177,526
   Sander (Jil) AG                                  2,700          1,884,084
   Schwarz Pharma AG                               45,000          1,887,338
                                                                ------------
TOTAL GERMANY                                                      5,832,598
                                                                ------------
HONG KONG--3.0%
   Acme Landis Holdings                         4,690,000            406,097
   ASM Pacific Technology                       1,129,000            897,329
   Manhattan Card Co.                           4,026,000          1,638,954
                                                                ------------
TOTAL HONG KONG                                                    2,942,380
                                                                ------------
IRELAND--4.9%
   Fitzwilton PLC                               1,181,232            898,974
   Irish Life PLC                                 560,600          1,880,900
   Unidare PLC                                    378,200          2,042,651
                                                                ------------
TOTAL IRELAND                                                      4,822,525
                                                                ------------
ISRAEL--1.5%
   ECI Telecom Ltd.                               105,400          1,442,662
                                                                ------------
ITALY--1.9%
   Arnoldo Mondadori Edit                         296,800          1,897,343
                                                                ------------
JAPAN--4.2%
   Cowboy Company Ltd.                             48,000          1,019,409
   FCC Company Ltd.                                75,000          2,106,071
   Towa Pharm Company Ltd.                         19,000          1,042,416
                                                                ------------
TOTAL JAPAN                                                        4,167,896
                                                                ------------
LUXEMBORG--1.6%
   Arbed SA                                        10,700       $  1,561,028
                                                                ------------
NETHERLANDS--2.0%
   Van Ommeren                                     62,400          1,924,956
                                                                ------------
NEW ZEALAND--4.6%
   Lion Nathan Ltd.                             1,312,200          2,596,679
   Warehouse Group                                480,600          1,895,668
                                                                ------------
TOTAL NEW ZEALAND                                                  4,492,347
                                                                ------------
NORWAY--5.4%
   Aker AS Class B                                124,777          1,569,458
   Trans Ocean Drilling                           143,100          1,974,114
   Unitor AS                                       99,300          1,724,434
                                                                ------------
TOTAL NORWAY                                                       5,268,006
                                                                ------------
PAKISTAN--0.0%
   Lever Brothers                                     540             11,679
   Packages                                           750              3,147
                                                                ------------
TOTAL PAKISTAN                                                        14,826
                                                                ------------
PORTUGAL--2.0%
   Corticeira Amorim SA                           129,100          1,941,353
                                                                ------------
PUERTO RICO--0.8%
   Cellular Communications Puerto Rico (a)         25,300            774,812
                                                                ------------
SINGAPORE--0.9%
   Amtek Engineering                              636,000            928,401
                                                                ------------
SOUTH AFRICA--0.1%
   Safmarine & Rennies                             29,050             84,283
                                                                ------------
SOUTH KOREA--1.4%
   Keumkang                                        14,900          1,364,178
                                                                ------------
SPAIN--5.9%
   Asturiana De Zinc                              127,000          1,211,022
   Corporation Finance Reunida                    713,800          2,587,065
   Vallehermoso SA                                120,000          2,055,727
                                                                ------------
TOTAL SPAIN                                                        5,853,814
                                                                ------------
SWEDEN--5.5%
   Arjo AB                                        133,400          1,174,183
   Hoganas AG                                     113,800          2,222,442
   IRO                                            120,802          1,221,128
   Linjebuss                                       77,000            836,600
                                                                ------------
TOTAL SWEDEN                                                       5,454,353
                                                                ------------
SWITZERLAND--7.3%
   Bil GT Gruppe AG                                 5,000          2,809,379
   Danzas Holding                                   9,800          1,676,596
   Swisslog                                         8,690          2,663,977
                                                                ------------
TOTAL SWITZERLAND                                                  7,149,952
                                                                ------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                                NUMBER
               DESCRIPTION                     OF SHARES           VALUE
----------------------------------------------------------------------------
UNITED KINGDOM--8.0%
   Bell Cablemedia PLC (a),(b)                    124,300       $  2,361,700
   Greycoat PLC                                   832,175          1,919,284
   Scholl PLC                                     676,900          1,981,066
   Seeboard PLC                                   263,200          1,628,516
                                                                ------------
TOTAL UNITED KINGDOM                                               7,890,566
                                                                ------------
TOTAL COMMON STOCKS
 (Identified cost $86,775,029)                                    84,537,520
                                                                ------------
PREFERRED STOCKS--4.4%
Germany--2.4%
   Mobel Walther Preferred AG                       4,687          2,372,478
                                                                ------------
UNITED KINGDOM--2.0%
   Signet Group PLC (a),(b)                            38          1,976,000
                                                                ------------
TOTAL PREFERRED STOCKS
 (Identified cost $3,826,338)                                      4,348,478
                                                                ------------
                                               PRINCIPAL
                                                AMOUNT
                                              -----------
CONVERTIBLE BOND--1.8%
United States--1.8%
   International Cabletel Inc.,
     7.25%, 4/15/05                           $ 1,700,000          1,810,500
                                                                ------------
TOTAL CONVERTIBLE BOND
 (Identified cost $1,700,000)                                      1,810,500
                                                                ------------
SHORT TERM INVESTMENTS--13.9%
U.S. Government Obligations--13.9%
   United States Treasury Bills,
     5.20%, 8/3/95                             13,440,000         13,375,971
   United States Treasury Bills,
     5.34%, 7/6/95                                295,000            294,781
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $13,670,752)                                    13,670,752
                                                                ------------
TOTAL INVESTMENTS
 (Identified cost $105,972,119) (d)                 106.1%       104,367,250
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS                                        (6.1)        (6,015,747)
                                                     ----       ------------
NET ASSETS                                          100.0%      $ 98,351,503
                                                    =====       ============

(a) Non-income producing security.
(b) American Depository Receipts.
(c) Bankrupt security--valued at zero.
(d) The aggregate cost for federal income tax purposes is $105,972,119; aggregate gross unrealized appreciation is $5,943,336 and the aggregate gross unrealized depreciation is $7,548,205, resulting in net unrealized depreciation of $1,604,869.
  * Percentages of common and preferred stocks are presented in the portfolio by currency denomination. Percentages by industry are as follows:
    Automotive 2.2%, Auto Parts 2.1%, Broadcasting 1.4%, Building & Housing 0.4%, Communication Services 1.3%, Conglomerates 0.1%, Construction Materials 5.1%, Cosmetics & Toiletries 2.0%, Electrical Equipment 2.1%, Energy 2.0%, Engineering & Construction 2.0%, Financial Services 5.8%,
    Food & Beverage 2.6%, Food Processing 1.7%, Healthcare 1.2%, Industrial & Machinery 5.3%, Insurance 1.9%, Leisure Time 0.9%, Metals 2.8%, Metal Fabricate/Hardware 0.9%, Miscellaneous 13.4%, Paper Products 4.8%, Pharmaceuticals 1.1%, Real Estate 10.4%, Steel 2.3%, Shipping Services
    1.7%, Technology 0.9%, Telecommunication Equipment 1.5%, Telephone 2.4%, Textiles, Shoes and Apparel 1.9%, Transportation 0.8%, Transportation & Freight Services 3.7%, Utilities 1.7%.

Forward Foreign Currency Contracts open at June 30, 1995:

                                                     Unrealized
   Contracts          In Exchange       Delivery     Appreciation
  to Deliver              For             Date       (Depreciation)
---------------     ---------------     --------     ---------
BEL  89,647,740     $     3,042,000     9/13/95      ($118,487)
PTS 219,831,600     $     1,740,000     9/13/95        (61,159)
FRF  18,080,335     $     3,521,000     9/13/95       (198,594)
SEK  62,586,328     $     8,428,000     9/13/95       (124,002)
$     1,787,012     ATS  17,353,096     7/10/95         (5,379)
$       887,101     IEP     539,468     7/05/95         (4,175)
$       309,379     PTE  45,113,600     7/05/95         (1,015)
$       119,324     ATS   1,162,277     7/03/95              6
$        18,396     IEP      11,238     7/03/95             (4)
$     1,785,029     JPY 150,715,343     7/03/95         (6,781)
$       443,596     PTE  64,569,846     7/03/95         (2,244)
$        52,107     SEK     378,503     7/03/95            (51)
                                                     ---------
                                                     ($521,885)
                                                     =========

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                                   NUMBER
                 DESCRIPTION                     OF SHARES         VALUE
---------------------------------------------------------------------------
COMMON STOCKS--91.6%
AEROSPACE & DEFENSE--3.2%
   Tech Sym Corp. (a)                                72,000     $ 1,971,000
                                                                -----------
BUILDING & HOUSING--4.7%
   Puerto Rican Cement Co., Inc.                     95,000       2,897,500
                                                                -----------
BUSINESS SERVICES AND SUPPLIES--2.3%
   Ennis Business Forms Inc.                        115,000       1,423,125
                                                                -----------
CHEMICALS & PLASTICS--5.9%
   Aceto Corp.                                      132,000       1,881,000
   MacDermid Inc.                                    38,400       1,708,800
                                                                -----------
                                                                  3,589,800
                                                                -----------
ELECTRONICS--1.9%
   Isco Inc.                                          5,900          63,425
   Keithley Instruments Inc.                         50,000       1,100,000
                                                                -----------
                                                                  1,163,425
                                                                -----------
FOOD & BEVERAGE--3.0%
   Farmer Brothers Co.                               15,000       1,830,000
                                                                -----------
HOUSEHOLD APPLIANCES & HOME FURNISHINGS--16.0%
   Allen Organ Co. Class B                           92,800       3,990,400
   Boston Acoustics Inc.                             60,000       1,110,000
   Mikasa Inc. (a)                                    3,300          49,089
   National Presto Industries Inc.                   78,500       3,561,938
   Pulaski Furniture Corp.                           17,000         297,500
   Virco Manufacturing Co.                           90,000         787,500
                                                                -----------
                                                                  9,796,427
                                                                -----------
INDUSTRIAL & MACHINERY--8.8%
   Amtrol Inc.                                       10,000         180,000
   Mestek Inc. (a)                                      900          11,362
   Paul Mueller Co.                                  15,000         442,500
   Penn Engineering & Manufacturing Corp.            25,000       1,887,500
   Robbins and Myers Inc.                            57,600       1,526,400
   Tecumseh Products Co.                             30,000       1,305,000
                                                                -----------
                                                                  5,352,762
                                                                -----------
MISCELLANEOUS--4.3%
   Deflecta Shield Corp. (a)                         19,300         159,225
   Mathews International Corp.                        8,500         155,125
   Tranzonic Companies Class A                       80,000       1,210,000
   Tranzonic Companies Class B                       40,000         560,000
   Versa Technologies Inc.                           40,000         550,000
                                                                -----------
                                                                  2,634,350
                                                                -----------
MULTI-INDUSTRY--3.6%
   American Filtrona Corp.                           25,000         725,000
   Eastern Co.                                       20,000         275,000
   Latshaw Enterprises Inc. (a),(b)                  38,400         307,200
   Raven Industries Inc.                             15,000         292,500
   Wynns International Inc.                          24,400         567,300
                                                                -----------
                                                                  2,167,000
                                                                -----------
RESTAURANTS, LODGING & ENTERTAINMENT--3.6%
   Bowl America Inc. Class A                         80,000         630,000
   International Dairy Queen Class A (a)             80,000       1,540,000
                                                                -----------
                                                                  2,170,000
                                                                -----------
RETAILING--10.6%
   Arden Group Inc. Class A (a)                      30,000     $ 1,335,000
   Blair Corp.                                       76,900       2,643,437
   Claire's Stores Inc.                              35,000         634,375
   Crown Books Corp. (a)                              2,000          22,500
   Dress Barn, (The) (a)                             59,400         564,300
   Haverty Furniture Cos. Inc.                       10,500         102,375
   Strawbridge & Clothier Class A                    25,200         504,000
   Value City Department Stores Inc. (a)             90,000         686,250
                                                                -----------
                                                                  6,492,237
                                                                -----------
SERVICES--11.9%
   AFA Protective Systems Inc. (a),(b)               15,100       1,525,100
   Barra Inc. (a)                                    35,000         323,750
   Ecology and Environment Inc.                     115,395         923,160
   Greiner Engineering Inc.                          35,000         402,500
   Grey Advertising Inc.                              4,000         736,000
   Hilb, Rogal & Hamilton Co.                        60,000         750,000
   Isomedix Inc. (a)                                 23,500         317,250
   Value Line Inc.                                   78,000       2,320,500
                                                                -----------
                                                                  7,298,260
                                                                -----------
TEXTILES, SHOES AND APPAREL--11.8%
   Cone Mills Corp. (a)                              45,000         579,374
   Fab Industries Inc.                               65,000       1,982,500
   Garan Inc.                                       111,000       1,859,250
   Superior Surgical Manufacturing Co. Inc.         115,000       1,207,500
   Thomaston Mills Inc. Class A                     100,000       1,250,000
   Weyco Group Inc.                                  10,000         350,000
                                                                -----------
                                                                  7,228,624
                                                                -----------
TOTAL COMMON STOCKS
 (Identified cost $48,649,589)                                   56,014,510
                                                                -----------
                                                 PRINCIPAL
                                                   AMOUNT
                                                 ----------
SHORT TERM INVESTMENTS--9.6%
FEDERAL AGENCIES--7.6%
   Federal National Mortgage Association
     Discount Notes, 5.90%, 7/7/95               $4,635,000       4,630,442
                                                                -----------
U.S. GOVERNMENT OBLIGATIONS--2.0%
   United States Treasury Bills,
     5.16%, 7/6/95                                  235,000         234,831
   United States Treasury Bills,
     5.23%, 8/3/95                                1,030,000       1,025,061
                                                                -----------
                                                                  1,259,892
                                                                -----------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $5,890,334)                                     5,890,334
                                                                -----------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                                                   VALUE
---------------------------------------------------------------------------
TOTAL INVESTMENTS
 (Identified cost $54,539,923)(c)                     101.2%    $61,904,844
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS                                                (1.2)       (748,345)
                                                       ----     -----------
NET ASSETS                                            100.0%    $61,156,499
                                                      =====     ===========


(a) Non-income producing security.
(b) Affiliated issuer under the Investment Company Act of 1940 inasmuch as the Portfolio owns more than 5% of the voting securities of the Company.
(c) The aggregate cost for federal income tax purposes is $54,539,923; aggregate gross unrealized appreciation is $11,016,154 and the aggregate gross unrealized depreciation is $3,651,233, resulting in net unrealized appreciation of $7,364,921.


              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD EMERGING MARKETS PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                               NUMBER OF
                DESCRIPTION                      SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS*--86.7%
ARGENTINA--5.4%
   Capex SA (a)                                    56,000    $    434,087
   Juan Minetti                                   120,000         372,074
   Metrogas Class B (b)                            50,000         431,250
                                                            -------------
   TOTAL ARGENTINA                                              1,237,411
                                                            -------------
BRAZIL--6.9%
   Capco Automotive Products Corp. (a)             60,100         465,775
   Ceval Alimentos SA                          24,000,000         273,764
   Dixie Lalekla SA (a)                           467,000         360,207
   Makro Atacadista SA (a),(b)                     20,000         295,000
   Melpaper SA (a)                                830,500         180,445
                                                            -------------
   TOTAL BRAZIL                                                 1,575,191
                                                            -------------
CHILE--3.8%
   AFP Provida SA (b)                              17,000         456,875
   Compania De Telefonos Chile S (b)                5,000         406,875
                                                            -------------
   TOTAL CHILE                                                    863,750
                                                            -------------
CHINA--1.8%
   Ek Chor China Motorcycle Co.                    26,000         419,250
                                                            -------------
COLOMBIA--4.0%
   Banco De Bogota                                 35,000         206,525
   Banco Industrial Colombiano                     82,000         325,674
   Gran Cadena De Almacenes Class B (a),(b)        18,000         373,500
                                                            -------------
   TOTAL COLOMBIA                                                 905,699
                                                            -------------
CZECH REPUBLIC--1.3%
   Central European Media Entertainment
     Light Class A (a)                             20,000         297,500
                                                            -------------
GREECE--1.7%
   Ergo Bank                                        4,000         184,057
   Titan Cement Co.                                 5,500         208,821
                                                            -------------
   TOTAL GREECE                                                   392,878
                                                            -------------
HONG KONG--3.4%
   Harbin Power Equipment (a)                   1,248,000         399,183
   Peregrine Investment                           470,000         376,000
                                                            -------------
   TOTAL HONG KONG                                                775,183
                                                            -------------
HUNGARY--4.1%
   Danubius Hotel                                  51,600         503,599
   Egis Gyogyszergyar                              20,000         434,305
                                                            -------------
   TOTAL HUNGARY                                                  937,904
                                                            -------------
INDIA--5.4%
   Ashok Leyland Ltd. (a),(b)                      38,600         521,100
   India Fund Inc.                                 30,000         307,500
   Larsen & Toubro Ltd. (a),(b)                    20,200         402,788
                                                            -------------
   TOTAL INDIA                                                  1,231,388
                                                            -------------
INDONESIA--5.0%
   Bank Bali                                      145,000         367,872
   Kawasan Industries Sababeka                    298,000         588,774
   PT Indonesian Satellite (b)                      5,000         191,250
                                                            -------------
   TOTAL INDONESIA                                              1,147,896
                                                            -------------
KOREA--8.0%
   Korea Mobile Telecom                               636    $    602,659
   Pohang Iron & Steel                              4,380         434,447
   Samsung Electronics Ltd. Sponsored
     Global Deposit 144A (a),(b)                       99           9,170
   Samsung Electronics Ltd. Global
     Depositary Receipt 144A (a),(b)                   19           1,741
   Samsung Electronics Ltd. 144A (a),(b)            6,700         348,400
   Samsung Electronics Ltd. Global Deposit
     Receipt Republic 144A Non-Voting
     (a),(b)                                        1,325          68,900
   Shinhan Bank                                    17,100         351,810
                                                            -------------
   TOTAL KOREA                                                  1,817,127
                                                            -------------
MALAYSIA--4.9%
   Aokam Perdana Berhad                           185,000         459,085
   Genting Berhad                                  33,000         326,210
   Kian Joo Can Factory Berhad                     85,000         332,958
                                                            -------------
   TOTAL MALAYSIA                                               1,118,253
                                                            -------------
MEXICO--5.4%
   Fomento Economico                              201,200         470,003
   Grupo Fernandez Editores Series B (a)          670,000         252,992
   Pan American Beverage Class A (b)               17,000         510,000
                                                            -------------
   TOTAL MEXICO                                                 1,232,995
                                                            -------------
PAKISTAN--2.1%
   Hub Power Ltd. (a),(b)                          33,000         478,500
                                                            -------------
PERU--1.2%
   Backus & Johnston                              116,339         275,093
                                                            -------------
PHILIPPINES--4.0%
   Alaska Milk Corp. (a)                        1,580,000         340,251
   Bacnotan Consolidated Industries               400,000         371,000
   Pilipino Telephone                             247,500         195,741
                                                            -------------
   TOTAL PHILIPPINES                                              906,992
                                                            -------------
POLAND--1.4%
   Jelfa                                           22,000         320,461
                                                            -------------
PORTUGAL--4.3%
   Corticeira Amorim SA                            16,800         252,632
   Modelo SGPS, SA                                 10,600         375,021
   Portugal Telecom SA (b)                         18,000         339,750
                                                            -------------
   TOTAL PORTUGAL                                                 967,403
                                                            -------------
RUSSIA--1.4%
   First NIS Regional Fund (a),(b)                 88,000         316,800
                                                            -------------
SOUTH AFRICA--8.1%
   Iscor                                          195,000         221,475
   Malbak                                          60,000         379,507
   Murray & Roberts                                50,500         291,642
   Nedcor Ltd. (b)                                 11,000         539,000
   Safmarine & Rennies                            146,000         423,590
                                                            -------------
   TOTAL SOUTH AFRICA                                           1,855,214
                                                            -------------
SRI LANKA--0.8%
   Blue Diamond Jewel (a)                         379,708         179,125
                                                            -------------
THAILAND--2.3%
   Hua Thai Manufacturing PLC                      16,800          44,918
   Hua Thai Manufacturing PLC (alien
     market)                                       32,600          71,975
   Swedish Motors                                  40,000         160,421
   Thai Airways                                   111,000         247,316
                                                            -------------
   TOTAL THAILAND                                                 524,630
                                                            -------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD EMERGING MARKETS PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                               NUMBER OF
                DESCRIPTION                      SHARES         VALUE
-------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Identified cost $20,701,927)                               $ 19,776,643
                                                            -------------
PREFERRED STOCK--1.3%
BRAZIL--1.3%
   Banco Bradesco SA                           34,000,000         288,104
                                                            -------------
TOTAL PREFERRED STOCK
 (Identified cost $249,964)                                       288,104
                                                            -------------
RIGHTS--0.0%
BRAZIL--0.0%
   Banco Bradesco Preferred SA                    613,972             714
                                                            -------------
TOTAL RIGHTS
 (Identified cost $0)                                                 714
                                                            -------------

                                               PRINCIPAL
                                                 AMOUNT
                                               ----------
BOND--2.8%
ARGENTINA--2.8%
   Argentina Pensioner Bocon,
     0.00%, 4/1/01 (c)                         $  840,000         634,200
                                                            -------------
TOTAL BOND
 (Identified cost $646,115)                                       634,200
                                                            -------------
SHORT TERM INVESTMENTS--8.8%
FEDERAL AGENCIES--6.3%
   Federal National Mortgage Association
     Discount Notes, 5.89%, 7/5/95              1,440,000       1,439,058
                                                            -------------
TOTAL FEDERAL AGENCIES
 (Identified cost $1,439,058)                                   1,439,058
                                                            -------------

                                               PRINCIPAL
                DESCRIPTION                      AMOUNT         VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.5%
   United States Treasury Bills,
     5.21%, 8/3/95                             $  290,000    $    288,614
   United States Treasury Bills,
     5.34%, 7/6/95                                285,000         284,789
                                                            -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Identified cost $573,403)                                       573,403
                                                            -------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $2,012,461)                                   2,012,461
                                                            -------------
TOTAL INVESTMENTS
 (Identified cost $23,610,467)(d)                    99.6%     22,712,122
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES                                          0.4          85,485
                                                    -----   -------------
NET ASSETS                                          100.0%   $ 22,797,607
                                                    =====   =============


(a) Non-income producing security.
(b) American Depository Receipts.
(c) Zero coupon until 5/1/97, then coupon set monthly to 30 day LIBOR.
(d) The aggregate cost for federal income tax purposes is $23,610,467; aggregate gross unrealized appreciation is $1,363,350 and the aggregate gross unrealized depreciation is $2,261,695, resulting in net unrealized depreciation of $898,345.
  * Percentages of common and preferred stocks are presented in the portfolio by currency denomination. Percentages by industry are as follows:
    Apparel & Textiles 0.5%, Automotive 0.7%, Auto Parts 2.0%, Banks 4.4%, Broadcasting 1.3%, Building & Housing 2.7%, Chemicals & Plastics 1.6%, Communications 9.5%, Construction Materials 3.3%, Consumer Goods 0.8%, Domestic Oil 1.9%, Drugs & Health Care 3.3%, Electrical Equipment 1.7%, Electronics 1.9%, Engineering & Construction 1.3%, Financial Services 15.4%, Food & Beverage 8.2%, Forest Products 3.9%, Holding Company--Diversified 1.7%, Investment Companies 1.4%, Leisure Time 1.8%, Manufacturing 1.5%, Publishing 1.1%, Restaurants, Lodging & Entertainment 3.6%, Retailing 1.6%, Steel 2.9%, Transportation 1.1%, Transportation & Freight Services 1.9%, Utilities 2.1%, Wholesale Trade 2.9%.

Forward Foreign Currency Contracts open at June 30, 1995:

                                                                Unrealized
   Contracts          In Exchange          Delivery            Appreciation
   to Deliver             For                Date             (Depreciation)
----------------    ---------------     ---------------       ---------------
GRD    2,800,079      $      12,409             7/07/95              (40)
IDR  213,594,761      $      95,782             7/06/95             (129)
$         22,653      PHP   576,075             7/03/95            $ (97)
                                                                   -----
                                                                   $(266)
                                                                   =====

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1995
--------------------------------------------------------------------------------

                                              LAZARD            LAZARD                             LAZARD
                            LAZARD        INTERNATIONAL       INTERNATIONAL                      STRATEGIC       LAZARD SMALL
                            EQUITY            EQUITY          FIXED-INCOME     LAZARD BOND         YIELD             CAP
                          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value*   $133,545,779     $1,074,556,956      $44,535,761      $32,419,741      $ 73,455,976     $553,698,046
Cash                           42,822          3,943,906            5,470          161,499             3,702            9,359
Net foreign currency
 contracts (note 2)                --                 --           71,429               --                --               --
Receivables for:
 Investments sold                  --          3,377,303        1,575,009          517,093         5,238,892        2,727,475
 Dividends and interest       182,795          5,302,627        1,045,810          417,416         1,176,679          366,575
 Capital stock sold           198,269          6,874,236            6,000          237,050            47,200          595,442
Deferred organizational
 expenses (note 2)                 --             18,073           18,504           18,576            17,029           18,109
Other                              --             23,779            1,225               --                --               --
                         ------------     --------------      -----------      ------------     ------------     ------------
Total assets              133,969,665      1,094,096,880       47,259,208       33,771,375        79,939,478      557,415,006
                         ------------     --------------      -----------      ------------     ------------     ------------
LIABILITIES
Payables for:
 Investments purchased        787,591         31,768,536        2,166,100          568,029         5,830,932        4,894,032
 Capital stock repurchased    252,969         12,044,303           98,500           22,500            40,000        4,462,303
 Dividends declared                --                 --           26,548           21,098            56,486               --
Investment management
 fees payable (note 3)         94,819            636,464          104,103           38,305            88,082          328,986
Net foreign currency
 contracts (note 2)                --          4,211,713               --               --           443,324               --
Due to Manager                     --                 --               --               --                --               --
Accrued expenses and
 other payables                56,811            774,642           61,496           44,640            46,290          107,467
                         ------------     --------------      -----------      ------------     ------------     ------------
Total liabilities           1,192,190         49,435,658        2,456,747          694,572         6,505,114        9,792,788
                         ------------     --------------      -----------      ------------     ------------     ------------
Net assets, at value      132,777,475      1,044,661,222       44,802,461       33,076,803        73,434,364      547,622,218
                         ==============   ===============     ============     ==============   ============     ==============
NET ASSETS
Paid in capital           108,347,700        991,623,823       39,002,833       33,185,172        77,555,498      438,728,177
Accumulated
 undistributed
 (distributions in
 excess of) investment
 income--net                  436,470         12,199,586            1,314               --           (13,904)       2,882,870
Unrealized appreciation
 (depreciation) on:
 Investments--net          19,917,712         78,987,570        2,874,488        1,027,438         1,406,880       74,362,031
 Foreign exchange
   transactions--net               --         (4,118,669)         102,394               --          (436,345)              --
Accumulated
 undistributed realized
 gain (loss)--net           4,075,593        (34,031,088)       2,821,432       (1,135,807)       (5,077,765)      31,649,140
                         ------------     --------------      -----------      ------------     ------------     ------------
NET ASSETS, AT VALUE     $132,777,475     $1,044,661,222      $44,802,461      $33,076,803      $ 73,434,364     $547,622,218
                         ------------     --------------      -----------      ------------     ------------     ------------
Shares of capital stock
 outstanding**              8,044,272         89,558,309        3,776,829        3,338,369         7,920,557       32,665,573
                         ------------     --------------      -----------      ------------     ------------     ------------
NET ASSET VALUE PER
 SHARE                   $      16.51     $        11.66      $     11.86      $      9.91      $       9.27     $      16.76
                           ==========       ============        =========       ==========         =========       ==========

                             LAZARD           LAZARD           LAZARD
                          INTERNATIONAL      SPECIAL          EMERGING
                           SMALL CAP          EQUITY          MARKETS
                           PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------
ASSETS
Investments, at value*    $104,367,250     $ 61,904,844     $ 22,712,122
Cash                         1,816,479            7,887          223,853
Net foreign currency
 contracts (note 2)                 --               --               --
Receivables for:
 Investments sold                   --               --           95,911
 Dividends and interest        252,624           78,294           18,396
 Capital stock sold             75,850           25,160           35,550
Deferred organizational
 expenses (note 2)              12,062               --           17,204
Other                               --           23,086               --
                          ------------     ------------     ------------
Total assets               106,524,265       62,039,271       23,103,036
                          ------------     ------------     ------------
LIABILITIES
Payables for:
 Investments purchased       7,465,604          123,469          218,297
 Capital stock repurchas        36,000          531,000           12,920
 Dividends declared                 --               --               --
Investment management
 fees payable (note 3)          51,214          206,154           28,655
Net foreign currency
 contracts (note 2)            521,885               --              266
Due to Manager                      --               --           20,680
Accrued expenses and
 other payables                 98,059           22,149           24,611
                          ------------     ------------     ------------
Total liabilities            8,172,762          882,772          305,429
                          ------------     ------------     ------------
Net assets, at value        98,351,503       61,156,499       22,797,607
                          ==============   ============     ============
NET ASSETS
Paid in capital            104,686,021       49,122,816       25,498,381
Accumulated
 undistributed
 (distributions in
 excess of) investment
 income--net                   845,830          400,899          146,361
Unrealized appreciation
 (depreciation) on:
 Investments--net           (1,604,869)       7,364,921         (898,345)
 Foreign exchange
   transactions--net          (514,044)              --           (1,625)
Accumulated
 undistributed realized
 gain (loss)--net           (5,061,435)       4,267,863       (1,947,165)
                          ------------     ------------     ------------
NET ASSETS, AT VALUE      $ 98,351,503     $ 61,156,499     $ 22,797,607
                          ------------     ------------     ------------
Shares of capital stock
 outstanding**               9,495,663        4,713,261        2,492,955
                          ------------     ------------     ------------
NET ASSET VALUE PER
 SHARE                    $      10.36     $      12.98     $       9.14
                            ==========        =========        =========

 * For identified cost, see accompanying portfolios of investments ** $0.001 par value, 1,000,000,000 shares authorized

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1995
--------------------------------------------------------------------------------

                                                      LAZARD          LAZARD                        LAZARD
                                     LAZARD        INTERNATIONAL    INTERNATIONAL    LAZARD        STRATEGIC        LAZARD
                                     EQUITY           EQUITY        FIXED-INCOME      BOND           YIELD         SMALL CAP
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
 Interest*                         $   225,874     $  2,284,131     $1,548,376     $1,001,783     $ 3,330,411     $ 1,134,829
 Dividends*                          1,095,942       14,235,120         --             --             --            2,861,490
                                   -----------     ------------     ----------     ----------     -----------     -----------
Total investment income              1,321,816       16,519,251      1,548,376      1,001,783       3,330,411       3,996,319
                                   -----------     ------------     ----------     ----------     -----------     -----------
EXPENSES:
 Management fee (note 3)               414,397        3,487,680        149,912         69,892         240,798       1,780,275
 Custodian fees                         32,502          598,922         47,334         24,039          44,661          56,568
 Professional services                  15,893           58,609         14,148         11,434          13,885          31,928
 Registration fees                      19,225           92,975          8,190          8,810           9,904          31,733
 Shareholder services                   13,436           23,079          8,848          9,162           9,493          14,337
 Directors' fees and expenses            5,896            5,895          5,413          5,895           5,895           5,895
 Shareholders reports                    1,392            3,667            946            793           1,359           3,002
 Organizational expenses (note 2)      --                 6,697          6,697          6,697           6,697           6,697
 Other                                   8,476           44,106          8,459          6,911           6,542          31,061
                                   -----------     ------------     ----------     ----------     -----------     -----------
Total expenses before
 reimbursement from Manager            511,217        4,321,630        249,947        143,633         339,234       1,961,496
Less: Management fees waived
 (note 3)                                   --               --        (40,070)       (31,587)             --              --
                                   -----------     ------------     ----------     ----------     -----------     -----------
Expenses--net                          511,217        4,321,630        209,877        112,046         339,234       1,961,496
                                   -----------     ------------     ----------     ----------     -----------     -----------
INVESTMENT INCOME--NET                 810,599       12,197,621      1,338,499        889,737       2,991,177       2,034,823
                                   -----------     ------------     ----------     ----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET
 Realized gain (loss) on:
   Investments--net*                 4,456,555       (9,908,859)     2,530,675         21,668      (1,473,316)     31,850,228
   Foreign exchange
     transactions--net                      --      (10,360,663)       340,969             --        (547,382)             --
 Net change in unrealized
   appreciation (depreciation)
   on:
   Investments--net                 15,600,142       54,465,021      3,011,173      1,946,211       3,592,377      42,530,710
   Foreign exchange
     transactions--net                      --       (2,460,667)        97,583             --        (338,949)             --
                                   -----------     ------------     ----------     ----------     -----------     -----------
 Realized and unrealized gain
   (loss) on investments--net       20,056,697       31,734,832      5,980,400      1,967,879       1,232,730      74,380,938
                                   -----------     ------------     ----------     ----------     -----------     -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS  $20,867,296     $ 43,932,453     $7,318,899     $2,857,616     $ 4,223,907     $76,415,761
                                   ============    ==============   ===========    ===========    ============    ============
*Net of foreign withholding
 taxes of:                         $    26,475     $  2,432,696     $   23,468     $   --         $     1,749     $   --
                                   ============    ==============   ===========    ===========    ============    ============

                                     LAZARD          LAZARD         LAZARD
                                   INTERNATIONAL    SPECIAL        EMERGING
                                    SMALL CAP        EQUITY         MARKETS
                                    PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------
INVESTMENT INCOME
Income:
 Interest*                         $   238,612     $  147,515     $   117,719
 Dividends*                          1,096,547        760,402         145,584
                                   -----------     ----------     -----------
Total investment income              1,335,159        907,917         263,303
                                   -----------     ----------     -----------
EXPENSES:
 Management fee (note 3)               321,191        453,303          89,956
 Custodian fees                         97,673         28,953          47,989
 Professional services                  14,498         13,335           9,913
 Registration fees                      17,257          7,373          10,692
 Shareholder services                   13,897          9,326          10,486
 Directors' fees and expenses            5,895          5,895           5,895
 Shareholders reports                    2,110          3,370             658
 Organizational expenses (note 2)        1,750             --           1,606
 Other                                  16,635          7,556           1,048
                                   -----------     ----------     -----------
Total expenses before
 reimbursement from Manager            490,906        529,111         178,243
Less: Management fees waived
 (note 3)                                   --        (23,011)        (61,301)
                                   -----------     ----------     -----------
Expenses--net                          490,906        506,100         116,942
                                   -----------     ----------     -----------
INVESTMENT INCOME--NET                 844,253        401,817         146,361
                                   -----------     ----------     -----------
REALIZED AND UNREALIZED GAIN (LOS
 Realized gain (loss) on:
   Investments--net*                   (32,469)     2,717,157      (1,757,281)
   Foreign exchange
     transactions--net              (1,517,128)            --         (20,528)
 Net change in unrealized
   appreciation (depreciation)
   on:
   Investments--net                  1,050,173      2,179,142         635,055
   Foreign exchange
     transactions--net                (253,267)            --          (2,707)
                                   -----------     ----------     -----------
 Realized and unrealized gain
   (loss) on investments--net         (752,691)     4,896,299      (1,145,461)
                                   -----------     ----------     -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS  $    91,562     $5,298,116     $  (999,100)
                                   ============    ===========    ============
*Net of foreign withholding
 taxes of:                         $   139,389     $    8,075     $    20,952
                                   ============    ===========    ============

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------
                                                                                                            LAZARD
                                              LAZARD                              LAZARD                  INTERNATIONAL
                                              EQUITY                       INTERNATIONAL EQUITY           FIXED-INCOME
                                            PORTFOLIO                            PORTFOLIO                 PORTFOLIO
                                  ------------------------------      -------------------------------     -----------
                                   SIX MONTHS        YEAR ENDED         SIX MONTHS                        SIX MONTHS
                                     ENDED            DECEMBER            ENDED          YEAR ENDED          ENDED
                                    JUNE 30,             31,             JUNE 30,       DECEMBER 31,       JUNE 30,
                                  ------------------------------      -------------------------------     -----------
                                      1995              1994               1995             1994             1995
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income--net           $    810,599       $   775,588      $   12,197,621    $   5,752,469     $ 1,338,499
 Realized gain (loss) on
   investments and foreign
   exchange transactions             4,456,555         3,165,434         (20,269,522)      50,645,245       2,871,644
 Unrealized appreciation
   (depreciation)--net              15,600,142        (1,765,260)         52,004,354      (68,363,473)      3,108,756
                                  ------------       -----------      --------------    -------------     -----------
Net increase (decrease) in net
 assets resulting from
 operations                         20,867,296         2,175,762          43,932,453      (11,965,759)      7,318,899
                                  ------------       -----------      --------------    -------------     -----------
Distributions to shareholders
 from:
 Investment income--net               (361,558)         (819,467)                 --       (5,752,469)     (1,338,499)
 Realized gains--net                        --        (3,479,186)                 --      (74,500,587)             --
 Offset to investment income--
   net                                      --                --                  --        5,752,469              --
                                  ------------       -----------      --------------    -------------     -----------
                                      (361,558)       (4,298,653)                 --      (74,500,587)     (1,338,499)
                                  ------------       -----------      --------------    -------------     -----------
Capital stock transactions:
 Net proceeds from sales            32,817,437        44,216,711         232,731,422      348,583,561       9,982,181
 Net proceeds from
   reinvestment of
   distributions                       349,602         4,207,450                  --       72,041,335       1,269,134
 Cost of shares redeemed           (10,000,520)       (4,318,758)        (63,879,635)    (105,923,266)     (8,232,008)
                                  ------------       -----------      --------------    -------------     -----------
Net increase (decrease) in net
 assets from capital stock
 transactions                       23,166,519        44,105,403         168,851,787      314,701,630       3,019,307
                                  ------------       -----------      --------------    -------------     -----------
Total increase (decrease) in
 net assets                         43,672,257        41,982,512         212,784,240      228,235,284       8,999,707
Net assets at beginning of
 period                             89,105,218        47,122,706         831,876,982      603,641,698      35,802,754
                                  ------------       -----------      --------------    -------------     -----------
Net assets at end of period*      $132,777,475       $89,105,218      $1,044,661,222    $ 831,876,982     $44,802,461
                                  ==============     ============     ===============   ===============   ============
Shares issued and repurchased:
Shares outstanding at
 beginning  of period                6,482,310         3,391,490          74,103,632       48,980,591       3,499,078
                                  ------------       -----------      --------------    -------------     -----------
 Shares sold                         2,201,165         3,088,569          21,119,734       27,102,620         889,949
 Shares issued to shareholders
   from reinvestment of
   distributions                        22,924           304,879                  --        6,362,069         113,270
 Shares repurchased                   (662,127)         (302,628)         (5,665,057)      (8,341,648)       (725,468)
                                  ------------       -----------      --------------    -------------     -----------
Net increase (decrease)              1,561,962         3,090,820          15,454,677       25,123,041         277,751
                                  ==============     ============     ===============   ===============   ============
Shares outstanding at end
 of period                           8,044,272         6,482,310          89,558,309       74,103,632       3,776,829
                                  ==============     ============     ===============   ===============   ============
*Includes undistributed (over
 distributed) net investment
 income of:                       $    436,470       $   (12,571)     $   12,199,586    $       1,965     $     1,314
                                  ==============     ============     ===============   ===============   ============

 -----------------------------------------------------------------------------
                                  LAZARD
                               INTERNATIONAL               LAZARD
                               FIXED-INCOME                 BOND
                                PORTFOLIO                 PORTFOLIO
                               -------------     ----------------------------
                                YEAR ENDED       SIX MONTHS       YEAR ENDED
                                 DECEMBER           ENDED          DECEMBER
                                    31,           JUNE 30,            31,
                                ------------     ----------------------------
                                   1994             1995             1994
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Investment income--net         $ 1,206,922      $   889,737      $ 1,235,348
 Realized gain (loss) on
   investments and foreign
   exchange transactions            180,322           21,668       (1,151,722)
 Unrealized appreciation
   (depreciation)--net             (512,114)       1,946,211         (965,163)
                                -----------      -----------      -----------
Net increase (decrease) in net
 assets resulting from
 operations                         875,130        2,857,616         (881,537)
                                -----------      -----------      -----------
Distributions to shareholders
 from:
 Investment income--net          (1,206,922)        (889,737)      (1,235,348)
 Realized gains--net               (287,561)              --          (58,029)
 Offset to investment income--
   net                                   --               --               --
                                -----------      -----------      -----------
                                 (1,494,483)        (889,737)      (1,293,377)
                                -----------      -----------      -----------
Capital stock transactions:
 Net proceeds from sales         25,803,649       10,189,491       18,506,638
 Net proceeds from
   reinvestment of
   distributions                  1,439,206          834,462        1,205,567
 Cost of shares redeemed         (4,276,403)      (4,408,563)      (6,605,325)
                                -----------      -----------      -----------
Net increase (decrease) in net
 assets from capital stock
 transactions                    22,966,452        6,615,390       13,106,880
                                -----------      -----------      -----------
Total increase (decrease) in
 net assets                      22,347,099        8,583,269       10,931,966
Net assets at beginning of
 period                          13,455,655       24,493,534       13,561,568
                                -----------      -----------      -----------
Net assets at end of period*    $35,802,754      $33,076,803      $24,493,534
                                ============     ============     ============
Shares issued and repurchased:
Shares outstanding at
 beginning  of period             1,279,788        2,650,557        1,319,047
                                -----------      -----------      -----------
 Shares sold                      2,492,028        1,061,212        1,891,145
 Shares issued to shareholders
   from reinvestment of
   distributions                    138,395           86,809          125,665
 Shares repurchased                (411,133)        (460,209)        (685,300)
                                -----------      -----------      -----------
Net increase (decrease)           2,219,290          687,812        1,331,510
                                ============     ============     ============
Shares outstanding at end
 of period                        3,499,078        3,338,369        2,650,557
                                ============     ============     ============
*Includes undistributed (over
 distributed) net investment
 income of:                     $     1,314      $        --      $        --
                                ============     ============     ============

+ For the period July 15, 1994 (commencement of operations) through December 31, 1994

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                               LAZARD
              LAZARD                                LAZARD                            LAZARD                   SPECIAL
          STRATEGIC YIELD                         SMALL CAP                   INTERNATIONAL SMALL CAP          EQUITY
             PORTFOLIO                            PORTFOLIO                          PORTFOLIO                PORTFOLIO
-----------------------------------     ------------------------------     -----------------------------     -----------
      SIX MONTHS                         SIX MONTHS                        SIX MONTHS                        SIX MONTHS
         ENDED          YEAR ENDED         ENDED           YEAR ENDED         ENDED          YEAR ENDED         ENDED
       JUNE 30,        DECEMBER 31,       JUNE 30,        DECEMBER 31,      JUNE 30,        DECEMBER 31,      JUNE 30,
      -----------------------------     ------------------------------     -----------------------------     -----------
         1995              1994             1995              1994            1995              1994            1995
------------------------------------------------------------------------------------------------------------------------
                                        ---------------------------                                          -----------
      $ 2,991,177      $  4,065,416     $  2,034,823      $  2,022,125     $   844,253      $    591,036     $   401,817
       (2,020,698)       (3,078,071)      31,850,228        22,502,779      (1,549,597)       (4,068,829)      2,717,157
        3,253,428        (2,316,644)      42,530,710       (17,010,725)        796,906        (3,653,545)      2,179,142
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
        4,223,907        (1,329,299)      76,415,761         7,514,179          91,562        (7,131,338)      5,298,116
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
       (2,991,107)       (4,065,416)              --        (1,181,605)             --          (591,036)             --
               --          (182,040)              --       (31,911,994)             --                --              --
               --                --               --                --              --           591,036              --
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
       (2,991,107)       (4,247,456)              --       (33,093,599)             --                --              --
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
       12,852,433        47,082,168       60,092,795        96,349,172      21,438,737        87,421,230       1,586,537
        2,866,501         4,028,879               --        32,373,017              --                --              --
       (5,845,701)      (18,148,713)     (18,558,961)      (24,422,634)     (6,611,002)      (10,380,143)     (7,225,759)
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
        9,873,233        32,962,334       41,533,834       104,299,555      14,827,735        77,041,087      (5,639,222)
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
       11,106,033        27,385,579      117,949,595        78,720,135      14,919,297        69,909,749        (341,106)
       62,328,331        34,942,752      429,672,623       350,952,488      83,432,206        13,522,457      61,497,605
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
      $73,434,364      $ 62,328,331     $547,622,218      $429,672,623     $98,351,503      $ 83,432,206     $61,156,499
      ============     ==============   ==============    ==============   ============     ==============   ============
        6,846,915         3,449,123       29,940,743        23,005,203       8,034,455         1,244,608       5,170,257
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
        1,404,185         4,889,580        3,885,377         6,292,755       2,115,568         7,756,773         127,972
          315,914           425,219               --         2,255,296              --                --              --
         (646,457)       (1,917,007)      (1,160,547)       (1,612,511)       (654,360)         (966,926)       (584,968)
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
        1,073,642         3,397,792        2,724,830         6,935,540       1,461,208         6,789,847        (456,996)
      ============     ==============   ==============    ==============   ============     ==============   ============
        7,920,557         6,846,915       32,665,573        29,940,743       9,495,663         8,034,455       4,713,261
      ============     ==============   ==============    ==============   ============     ==============   ============
      $   (13,904)     $    (13,973)    $  2,882,870      $    848,046     $   845,830      $      1,577     $   400,899
      ============     ==============   ==============    ==============   ============     ==============   ============

---------------------------------------------------
          LAZARD                  LAZARD
      SPECIAL EQUITY         EMERGING MARKETS
        PORTFOLIO               PORTFOLIO
---------------------  ----------------------------
                                          PERIOD
                       SIX MONTHS          ENDED
       YEAR ENDED         ENDED          DECEMBER
      DECEMBER 31,      JUNE 30,            31,
                       ----------------------------
          1994            1995             1994+
---------------------------------------------------
                                        -----------
      $    764,923     $   146,361      $    18,035
        10,854,080      (1,777,809)        (187,391)
       (13,546,230)        632,348       (1,532,318)
      ------------     -----------      -----------
        (1,927,227)       (999,100)      (1,701,674)
      ------------     -----------      -----------
          (760,649)             --          (18,035)
       (16,861,086)             --               --
                --              --           18,035
      ------------     -----------      -----------
       (17,621,735)             --               --
      ------------     -----------      -----------
         6,540,035       8,584,820       19,386,871
        16,313,998              --               --
       (59,936,521)     (1,813,018)        (660,292)
      ------------     -----------      -----------
       (37,082,488)      6,771,802       18,726,579
      ------------     -----------      -----------
       (56,631,450)      5,772,702       17,024,905
       118,129,055      17,024,905               --
      ------------     -----------      -----------
      $ 61,497,605     $22,797,607      $17,024,905
      ==============   ============     ============
         7,508,865       1,727,237               --
      ------------     -----------      -----------
           429,986         971,123        1,786,246
         1,278,144              --               --
        (4,046,738)       (205,405)         (59,009)
      ------------     -----------      -----------
        (2,338,608)        765,718        1,727,237
      ==============   ============     ============
         5,170,257       2,492,955        1,727,237
      ==============   ============     ============
      $       (918)    $   146,361      $        --
      ==============   ============     ============

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


---------------------------------------------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS
                                                   ------------------------------------------
                                                                    NET
                                                                   GAINS
                                                                  (LOSSES)
                                          NET                        ON
                                         ASSET                    SECURITIES
                                        VALUE,                     (BOTH              TOTAL
                                        BEGINNING                 REALIZED             FROM
                                          OF       INVESTMENT       AND              INVESTMENT
             PERIOD                     PERIOD     INCOME-NET     UNREALIZED)-NET    OPERATIONS
---------------------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
Six months ended 6/30/95                 $13.75     $0.104          $2.704             $2.808
Year ended 12/31/94                       13.89      0.141           0.441              0.582
Year ended 12/31/93                       12.74      0.158           2.172              2.330
Year ended 12/31/92                       12.34      0.123           0.518              0.641
Year ended 12/31/91                       11.53      0.107           3.051              3.158
Year ended 12/31/90                       12.34      0.191          (0.778)            (0.587)
Year ended 12/31/89                       10.32      0.204           2.231              2.435
Year ended 12/31/88                        8.73      0.181           1.597              1.778
6/1/87* to 12/31/87                       10.00      0.110          (1.280)            (1.170)
---------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
Six months ended 6/30/95                  11.23      0.136           0.294              0.430
Year ended 12/31/94                       12.32      0.078          (0.049)             0.029
Year ended 12/31/93                        9.48      0.021           2.919              2.940
Year ended 12/31/92                       10.30      0.097          (0.779)            (0.682)
10/29/91* to 12/31/91                     10.00      0.020           0.300              0.320
---------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
  PORTFOLIO
Six months ended 6/30/95                  10.23      0.370           1.630              2.000
Year ended 12/31/94                       10.51      0.592          (0.161)             0.431
Year ended 12/31/93                        9.79      0.571           0.912              1.483
Year ended 12/31/92                       10.28      0.614          (0.403)             0.211
11/8/91* to 12/31/91                      10.00      0.110           0.280              0.390
---------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
Six months ended 6/30/95                   9.24      0.304           0.670              0.974
Year ended 12/31/94                       10.28      0.584          (1.010)            (0.426)
Year ended 12/31/93                       10.21      0.551           0.302              0.853
Year ended 12/31/92                       10.25      0.577          (0.004)             0.573
11/12/91* to 12/31/91                     10.00      0.140           0.250              0.390
---------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
Six months ended 6/30/95                   9.10      0.421           0.170              0.591
Year ended 12/31/94                       10.13      0.762          (0.990)            (0.228)
Year ended 12/31/93                        9.50      0.644           0.738              1.382
Year ended 12/31/92                        9.97      1.049          (0.450)             0.599
10/1/91* to 12/31/91                      10.00      0.250          (0.030)             0.220
---------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
Six months ended 6/30/95                  14.35      0.060           2.350              2.410
Year ended 12/31/94                       15.26      0.070           0.220              0.290
Year ended 12/31/93                       12.98      0.019           3.830              3.849
Year ended 12/31/92                       10.42      0.019           2.560              2.579
10/30/91* to 12/31/91                     10.00      0.030           0.420              0.450
---------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
Six months ended 6/30/95                  10.38      0.089          (0.109)            (0.020)
Year ended 12/31/94                       10.86      0.072          (0.548)            (0.476)
12/1/93* to 12/31/93                      10.00      0.004           0.859              0.863
---------------------------------------------------------------------------------------------
LAZARD SPECIAL EQUITY PORTFOLIO
Six months ended 6/30/95                  11.89      0.085           1.005              1.090
Year ended 12/31/94                       15.73      0.156          (0.557)            (0.401)
Year ended 12/31/93                       16.90      0.157           1.478              1.635
Year ended 12/31/92                       15.14      0.161           2.181              2.342
Year ended 12/31/91                       11.54      0.230           4.160              4.390
Year ended 12/31/90                       13.72      0.714          (2.155)            (1.441)
Year ended 12/31/89                       13.13      0.260           1.874              2.134
Year ended 12/31/88                       10.64      0.224           2.761              2.985
Year ended 12/31/87                       11.66      0.112          (0.291)            (0.179)
1/16/86* to 12/31/86                      10.00      0.075           1.585              1.660
---------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
Six months ended 6/30/95                   9.86      0.059          (0.779)            (0.720)
7/15/94* to 12/31/94                      10.00      0.010          (0.154)            (0.144)
---------------------------------------------------------------------------------------------

  * Commencement of operations.
  + Annualized.

 ++ Not Annualized.

(a) The Portfolio received a special distribution from one of its portfolio investments. Had the Fund not received this distribution, the ratio would have been 2.20%.

(b) Includes $.032 per share of distributions from paid-in capital, none of which is a return of capital for tax purposes.

(c) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 10.84%+ ($0.056) for the International Equity Portfolio, 20.70%+ ($0.293) for the International Fixed-Income Portfolio, 7.80%+ ($.0114) for the Bond Portfolio, 6.22%+ ($0.075) for the Strategic Yield Portfolio, and 11.05%+ ($0.085) for the Small Cap Portfolio.

    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             LESS:
-------------------------------
           DIVIDENDS
           FROM                     NET                  RATIOS TO
            AND IN                 ASSET                AVERAGE NET
            EXCESS   DISTRIBUTIONS VALUE,                ASSETS                     NET ASSETS,
              OF         FROM       END               ----------------   PORTFOLIO       END OF
           INVESTMENT  CAPITAL      OF     TOTAL                INVESTMENT TURNOVER      PERIOD
           INCOME-NET   GAINS     PERIOD   RETURN     EXPENSES  INCOME-NET  RATE        (000'S)
----------------------------------------------------------------------------------------------------
            $(0.048)         --    $16.51    20.4%++   0.93%      1.47%    35.85%   $   132,777
             (0.152)    $(0.574)    13.75     4.2      1.05       1.15     66.52         89,105
             (0.165)     (1.015)    13.89    18.6      1.05(e)    1.31     63.92         47,123
             (0.132)     (0.109)    12.74     5.3      1.05(d)    1.19    174.45         24,646
             (0.082)     (2.266)    12.34    27.5      1.93       0.84     90.00         14,821
             (0.223)(b)       --    11.53    (4.7)     1.77       1.62     70.00         14,397
             (0.214)     (0.201)    12.34    23.6      1.78       1.71     78.00         16,239
             (0.188)         --     10.32    20.4      1.84       1.86    111.00         12,336
             (0.100)         --      8.73   (11.7)++   1.68+      1.93+    97.00         10,186
----------------------------------------------------------------------------------------------------
                 --          --     11.66     3.8++    0.93       2.62     40.45      1,044,661
                 --      (1.123)    11.23     0.2      0.94       0.75    106.15        831,877
             (0.021)     (0.079)    12.32    31.0      0.99       1.13     86.95        603,642
             (0.138)         --      9.48    (6.6)     1.05(d)    2.13     60.37        176,005
             (0.020)         --     10.30     3.2++    1.05+,(c)  2.19+     0.18          4,967
----------------------------------------------------------------------------------------------------
             (0.370)         --     11.86    19.8++    1.05(g)    6.70     83.07         44,802
             (0.593)     (0.116)    10.23     4.2      1.05(f)    5.68     65.90         35,803
             (0.570)     (0.193)    10.51    15.7      1.05(e)    5.50    115.84         13,546
             (0.614)     (0.087)     9.79     2.0      1.05(d)    6.08    256.20          8,183
             (0.110)         --     10.28     3.9++    1.05+,(c)  4.82+     6.43          1,427
----------------------------------------------------------------------------------------------------
             (0.304)         --      9.91    10.7++    0.80(g)    6.37     59.32         33,077
             (0.584)     (0.029)     9.24    (4.2)     0.80(f)    6.11    120.51         24,494
             (0.551)     (0.232)    10.28     8.6      0.80(e)    5.22    174.63         13,562
             (0.577)     (0.036)    10.21     5.7      0.80(d)    5.59    131.38          8,532
             (0.140)         --     10.25     3.9++    0.80+,(c)  5.50+    10.46          3,256
----------------------------------------------------------------------------------------------------
             (0.421)         --      9.27     6.7++    1.06       9.32     94.71         73,434
             (0.761)     (0.039)     9.10    (2.3)     1.05(f)    8.03    195.18         62,328
             (0.633)     (0.119)    10.13    15.6      1.05(e)    6.36    215.60         34,943
             (1.049)     (0.020)     9.50     6.0      1.05(d)   10.57    122.88          9,641
             (0.250)         --      9.97     2.1++    1.05+,(c)  9.52+    11.26          4,256
----------------------------------------------------------------------------------------------------
                 --          --     16.76    16.8++    0.83       0.86     37.63        547,622
             (0.042)     (1.158)    14.35     2.0      0.85       0.51     70.11        429,673
             (0.020)     (1.549)    15.26    30.1      0.88       0.16     98.47        350,952
             (0.019)         --     12.98    24.8      1.05(d)    0.29    106.91        168,171
             (0.030)         --     10.42     4.5++    1.05+,(c)  2.47+     5.50          2,512
----------------------------------------------------------------------------------------------------
                 --          --     10.36    (0.2)++   1.15       1.97     70.83         98,352
                 --          --     10.38    (4.5)     1.05(f)    0.95    112.92         83,432
             (0.003)         --     10.86     8.7++    1.05+,(e)  1.76+     0.84         13,522
----------------------------------------------------------------------------------------------------
                 --          --     12.98     9.2++    1.67(g)    1.33      7.00         61,156
             (0.155)     (3.279)    11.89    (2.6)     1.71       0.87     11.29         61,498
             (0.157)     (2.648)    15.73    10.2      1.67       0.74     26.31        118,129
             (0.160)     (0.422)    16.90    15.5      1.70       1.04     10.93        150,488
             (0.227)     (0.563)    15.14    38.2      1.77       1.63     19.48        111,395
             (0.739)         --     11.54   (10.5)     1.78       4.70(a)  27.18         76,972
             (0.264)     (1.280)    13.72    16.2      1.78       1.82     40.67        101,522
             (0.245)     (0.250)    13.13    28.0      1.96       1.87     64.90         74,695
             (0.105)     (0.736)    10.64    (1.9)     1.81       0.82     90.86         53,942
                 --          --     11.66    16.6++    2.23+      0.71+    73.12         51,403
----------------------------------------------------------------------------------------------------
                 --          --      9.14    (7.3)++   1.30(g)    1.63     58.16         22,798
                 --          --      9.86    (1.4)++   1.30+,(f)  0.31+    30.68         17,025
----------------------------------------------------------------------------------------------------

(d) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.53% ($0.050) for the Equity Portfolio, 1.37% ($0.014) for the International Equity Portfolio, 2.80% ($0.176) for the International Fixed-Income Portfolio, 3.23% ($0.0251) for the Bond Portfolio, 2.99% ($0.192) for the Strategic Yield Portfolio, and 1.14%+ ($0.006) for the Small Cap Portfolio.

(e) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.18% ($0.020) for the Equity Portfolio, 2.87%+ ($0.010) for the International Small Cap Portfolio, 2.08% ($0.119) for the International Fixed-Income Portfolio, 1.76% ($0.101) for the Bond Portfolio, and 1.63% ($0.058) for the Strategic Yield Portfolio.

(f) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.26% ($0.016) for the International Small Cap Portfolio, 1.51% ($0.048) for the International Fixed-Income Portfolio, 1.23% ($0.041) for the Bond Portfolio, 1.15% ($0.009) for the Strategic Yield Portfolio, and 2.31%+ ($0.034) for the Emerging Markets Portfolio.

(g) If the Investment Manager had not waived certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.25% ($0.360) for the International Fixed-Income Portfolio, 1.03% ($0.295) for the Bond Portfolio, 1.75% ($0.080) for the Special Equity Portfolio and 1.98% ($0.034) for the Emerging Markets Portfolio.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
    The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund was originally composed of five portfolios: Lazard International Equity Portfolio (the "International Equity Portfolio"), Lazard International Fixed-Income Portfolio, formerly Lazard Global Fixed-Income Portfolio (the "International Fixed-Income Portfolio"), Lazard Bond Portfolio, formerly Lazard High Quality Bond Portfolio (the "Bond Portfolio"), Lazard Strategic Yield Portfolio, formerly Lazard High-Yield Portfolio, (the "Strategic Yield Portfolio") and Lazard Small Cap Portfolio (the "Small Cap Portfolio").
    Effective January 1, 1992, the Lazard Equity Fund and the Lazard Special Equity Fund, Inc. ("Old Funds") were reorganized as separate portfolios ("New Funds") of the Fund, namely Lazard Equity Portfolio (the "Equity Portfolio"), and Lazard Special Equity Portfolio (the "Special Equity Portfolio"), respectively. The per share data included herein includes per share data for both the Old Funds and New Funds.
    Effective November 1, 1993, Lazard International Small Cap Portfolio (the "International Small Cap Portfolio") and Lazard Emerging Markets Portfolio (the "Emerging Markets Portfolio") were added to the Fund. The Lazard Emerging Markets Portfolio was first offered for sale on July 15, 1994.
    The Equity Portfolio and Special Equity Portfolio are operated as "diversified" as defined in the Act. The remaining Portfolios are "non-diversified."

2. SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies:
    (a) Valuation of Investments--The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. New York time). Debt securities maturing in sixty days or less are valued at amortized cost. Each security for which the primary market is on a national securities exchange is valued at the last sale price in the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.
    Any security held by any Portfolio except the Special Equity Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System is valued at the last sale price as quoted by such System or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, for each of these Portfolios except the Equity Portfolio, if available, the mean of two such prices.
    Any security held by the Special Equity Portfolio that is not listed on a national securities exchange but that is quoted on the National Association of Securities Dealers Automated Quotations System is valued at the last bid price as quoted by such System. Any other security held by the Special Equity Portfolio for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.
    All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.
    (b) Securities Transactions and Investment Income--Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a first-in, first-out basis. Dividend income is recorded on the ex-date. Interest income is accrued daily. The Portfolios amortize premiums and accrue discounts on fixed income securities.
    (c) Forward Foreign Currency Exchange Contracts--The International Equity Portfolio, International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio and the Emerging Markets Portfolio (the "eligible portfolios") may enter into forward foreign currency exchange contracts ("forward contracts"). To the extent permitted by each eligible portfolio's investment objectives, restrictions and policies, forward contracts may be entered into for both risk management and investment purposes. Depending on how such strategies are utilized, the risks associated with their use may vary.
    Certain risks may arise upon entering into these forward contracts from the possible movement in foreign exchange rates and the potential inability of counterparties to meet the terms of their agreements. Forward contracts are presented at an amount representing the net increase or decrease in value from the date that the forward contract was entered into, to the financial statement date. Gains and losses on these forward contracts are included in realized or unrealized foreign exchange transactions in the accompanying Statements of Operations.
    Risk management includes hedging strategies which serve to reduce an eligible portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold.
    Eligible portfolios can utilize forward contracts for investment purposes. For example, forward contracts to purchase foreign currencies can increase an eligible portfolio's exposure to a particular currency without acquiring a security denominated in that currency. As of June 30, 1995, the International Fixed-Income Portfolio had a fair

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

value of $107,494 in such forward contracts outstanding, and had an average fair value of $219,370 in such outstanding forward contracts for the six month period ended June 30, 1995.
    (d) Foreign Currency Translations--The books and records of the eligible portfolios are maintained in U.S. dollars. Foreign exchange transactions are translated into U.S. dollars on the following basis:
    (i) the foreign currency market value of investment securities, contracts, and other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and
    (ii) purchases and sales of investment securities, dividends, interest income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The eligible portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code ("IRC"), including, currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.
    (e) Federal Income Taxes--The Fund's policy is to qualify each Portfolio as a regulated investment company under the IRC and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no Federal income tax provision is required.
    (f) Dividends and Distributions--The Fund intends to declare dividends from net investment income on shares of the International Fixed-Income Portfolio, the Bond Portfolio and the Strategic Yield Portfolio daily and pay such dividends monthly. Dividends from net investment income on shares of the Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of the International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio and the Special Equity Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carry forwards would be taxable to the Fund if not distributed. The Fund intends to declare and distribute these amounts annually to shareholders; however, to avoid taxation a second distribution may be required.
    Income distributions and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences which may result in distribution reclassifications are primarily due to differing treatments of foreign currency transactions. Permanent book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income--net and realized gains--net.
    (g) Organizational Expenses--Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio. In the event that any of the initial shares of any of the Portfolios during such period are redeemed, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.
    (h) Allocation of Expenses--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
    The Fund has entered into an investment management agreement (the "Management Agreement") with Lazard Freres Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreement, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio: Equity Portfolio, 0.75%; International Equity Portfolio, 0.75%; International Fixed-Income Portfolio, 0.75%; Bond Portfolio, 0.50%; Strategic Yield Portfolio, 0.75%; Small Cap Portfolio, 0.75%; International Small Cap, 0.75%; Special Equity Portfolio, 1.50% and Emerging Markets Portfolio, 1.00%. The investment management fees are accrued daily and payable monthly with the exception of those paid by the Special Equity Portfolio, which are payable quarterly.
    Effective June 1, 1995, the Fund has engaged State Street Bank and Trust Company to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 plus 0.02% of average assets up to average assets of $1 billion and plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for one year or until each Portfolio reaches net assets of $50 million, whichever comes first, for the Bond and Emerging Markets Portfolios. Administration expenses for the Special Equity Portfolio are paid for by the Manager.
    Under certain state regulations, if the total expenses of any of the Portfolios exceed certain limitations the Fund's Manager is required to reimburse the Portfolio for such excess.
    The Manager has agreed to maintain the annualized total operating expenses of the International Fixed-Income Portfolio at a level not to exceed 1.05%; Emerging Market Portfolio at a level not to exceed 1.30%; and Bond Portfolio at a level not to exceed 0.80% of the average daily value of net assets of the relevant portfolio until

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

December 31, 1995 or such time as the respective Portfolio reaches total net assets of $100 million. For the period commencing May 1, 1995, the Manager has agreed to bear total operating expenses (exclusive of extraordinary expenses) of the Special Equity Portfolio in excess of 1.50% of the average daily value of the net assets until October 31, 1996, or such time as the total net assets of the Portfolio equals or exceeds $90 million.
    For the six months ended June 30, 1995, the Manager did not impose part of its management fee amounting to $40,070 for International Fixed-Income Portfolio, $31,587 for Bond Portfolio, $23,011 for Special Equity Portfolio and $61,301 for Emerging Markets Portfolio.
    The Fund has a distribution agreement with Lazard Freres & Co. LLC. As the distributor, Lazard Freres & Co. LLC acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with the distribution of shares.
    Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director, $20,000 per year, plus $1,000 per meeting attended, and reimburses them for travel and out of pocket expenses.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
    Purchase and sales of portfolio securities, (excluding short-term securities), for the six months ended June 30, 1995 were as follows:

                                             INTERNATIONAL
                              INTERNATIONAL    FIXED-                         STRATEGIC         SMALL         INTERNATIONAL
                EQUITY           EQUITY        INCOME           BOND            YIELD            CAP           SMALL CAP
               PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO(1)    PORTFOLIO(2)     PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Purchases     $61,359,192     $564,469,728   $35,201,396     $22,697,588     $54,225,244     $177,969,052     $68,700,117
Sales          37,357,805      352,337,189    32,167,225      15,844,201      51,283,681      166,751,577      57,181,056


              SPECIAL        EMERGING
              EQUITY          MARKETS
             PORTFOLIO       PORTFOLIO
----------------------------------------
Purchases   $ 3,922,585     $15,593,223
Sales        12,087,542       9,730,548

(1) Includes purchases and sales of U.S. Government securities of $21,109,257 and $9,795,939, respectively.
(2) Includes purchases and sales of U.S. Government securities of $3,497,941 and $3,538,794, respectively.
    For the same period, the Small Cap Portfolio and Special Equity Portfolio paid brokerage commissions of $786 and $6,200, respectively, to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios.
    Included in the payable for investments purchased at June 30, 1995, for the Special Equity Portfolio, is $3,765 for unsettled purchases with Lazard Freres & Co. LLC.

5. FEDERAL INCOME TAXES
    For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $703,582; $2,330,411 and $426,494 are available to the extent provided by regulations to offset future realized capital gains of the Bond Portfolio, Strategic Yield Portfolio and International Small Cap Portfolio, respectively. These losses expire in 2002.
    Additionally, certain capital and currency losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1994, Equity Portfolio, International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, and Emerging Markets Portfolio will elect to defer net capital and currency losses of $345,637, $14,298,894, $17,028, $394,012, $553,445, $1,920,587, and
$163,226, respectively.

6. PRIVATE PLACEMENTS
    At June 30, 1995, the Small Cap Portfolio held the following securities which were private placements and represented 0.42% (at value) of the net assets of the Portfolio:

                                   ACQUISITION
           SECURITY                   DATE            VALUE
-------------------------------    -----------     -----------
Interactive Light Holdings Inc.
  8.00%, 1/25/99                     2/4/94         $1,000,000
Verbex Voice Systems Inc.
  Series F Preferred (conv.)         7/12/93         1,000,000
Verbex Voice Systems Inc.             6/7/94           180,501
Verbex Voice Systems Inc.
  10.00%, 12/31/95                   3/17/95           100,000
                                                    ----------
                                                    $2,280,501
                                                    ==========


    Verbex Voice Systems Inc. and Interactive Light Holdings Inc. are valued as determined in good faith by the Fund's Board of Directors and in accordance with the procedures adopted by the Board of Directors. The Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                  CUMULATIVE TOTAL RETURNS         AVERAGE ANNUAL RETURNS
                                                                 PERIOD ENDED JUNE 30, 1995      PERIOD ENDED JUNE 30, 1995
                                                                 --------------------------      --------------------------
                                                     1/1/95-      ONE      FIVE      SINCE        ONE      FIVE      SINCE
                                                     6/30/95      YEAR     YEAR     INCEPTION*    YEAR     YEAR      INCEPTION*
                                                     ------      --------------------------      --------------------------
Lazard Equity Portfolio                               20.4%       26.1%    88.5%     150.5%       26.1%    13.5%      12.0%
Standard & Poor's 500 Index                           20.2%       26.1%    77.0%     143.0%       26.1%    12.1%      11.6%
Lazard International Equity Portfolio                  3.8%        1.5%       --      31.4%        1.5%       --       7.7%
EAFE                                                   2.6%        1.7%       --      29.1%        1.7%       --       7.2%
Lazard International Fixed-Income Portfolio+          19.8%       21.3%       --      53.1%       21.3%       --      12.4%
Salomon World Government Bond Index Ex-US+            20.0%       22.7%       --      70.4%       22.7%       --      15.8%
Lazard Bond Portfolio++                               10.7%       10.7%       --      26.4%       10.7%       --       6.7%
Lehman Gov't/Corp Bond Index++                        11.8%       12.8%       --      32.2%       12.8%       --       8.0%
Lazard Strategic Yield Portfolio+++                    6.7%        8.0%       --      30.3%        8.0%       --       7.3%
Lehman Aggregate Bond Index+++                        11.4%       12.6%       --      50.8%       12.6%       --      11.6%
Lazard Small Cap Portfolio                            16.8%       21.8%       --     102.2%       21.8%       --      21.2%
Russell 2000                                          14.4%       20.1%       --      63.0%       20.1%       --      14.2%
Lazard International Small Cap Portfolio              -0.2%       -3.3%       --       3.6%       -3.3%       --       2.3%
Salomon EMI Ex-US                                     -0.7%       -4.6%       --      14.7%       -4.6%       --       9.1%
Lazard Special Equity Portfolio                        9.2%        8.7%    65.9%     184.5%        8.7%    10.7%      11.6%
Russell 2000                                          14.4%       20.1%    83.1%     158.8%       20.1%    12.9%      10.6%
Lazard Emerging Markets Portfolio                     -7.3%          --       --      -8.6%          --       --         --
IFC Investable Total Return Index                     -7.3%          --       --      -7.8%          --       --         --

* Performance is measured from June 1, 1987 for Lazard Equity Portfolio; from January 16, 1986 for Lazard Special Equity Portfolio; from October 31, 1991 for Lazard International Equity Portfolio, Lazard International Fixed-Income Portfolio, Lazard Bond Portfolio and Lazard Small Cap Portfolio; from October 1, 1991 for Lazard Strategic Yield Portfolio; from December 1, 1993 for Lazard International Small Cap Portfolio; from July 15, 1994 for the Lazard Emerging Markets Portfolio. The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of dividends and capital gain distributions, if any.

+ Effective January 1, 1993, the Portfolio, formerly Lazard Global Fixed-Income Portfolio, has been renamed to reflect the Board of Directors approval of changes in certain non-fundamental investment policies of the Portfolio. The performance of the Portfolio is now measured by the index "excluding U.S." Performance of the index "Since Inception" shown above is a blended return of the index "including U.S." and the index "excluding U.S." for the applicable periods.

++ Effective May 1, 1993, the Portfolio, formerly Lazard High Quality Bond Portfolio, has been renamed to reflect the Board of Directors approval of changes in certain non-fundamental investment policies of the Portfolio. The performance of the Portfolio is now measured by the "Bond" index rather than the "Intermediate" index. Performance of the index "Since Inception" shown above is a blended return of the "Bond" index and the "Intermediate" index for the applicable periods.

+++ Effective May 1, 1993, the Portfolio, formerly Lazard High-Yield Portfolio, has been renamed to reflect the Board of Directors approval of changes in certain non-fundamental investment policies of the Portfolio. The performance of the index is now measured by the Lehman Aggregate Bond Index rather than the Merrill Lynch High Yield Index. Performance of the index shown "Since Inception" above is a blended return of the "Merrill" index and the "Lehman" index for the applicable periods.

    Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each portfolio of The Lazard Funds, Inc. will fluctuate so that an investor's shares in a portfolio may be more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

    The performance data of the indices have been prepared from sources and data that the investment manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Index is an index of common stocks and is a registered trademark of Standard & Poor's Corporation. The Morgan Stanley-Europe, Australia and Far East Index and the Europe, Australia and Far East Excluding Japan indices are comprised of international equities that are compiled by Morgan Stanley Capital International. The Salomon Extended Market Index (EMI) Ex-US and The Salomon Extended Market Index (EMI) Ex-Japan are indices compiled by Salomon Brothers. The Salomon World Government Bond Index is an index compiled by Salomon Brothers. The Lehman Government/Corporate Bond Index is an index of Government and Corporate bonds calculated by Lehman Brothers. The Lehman Aggregate Bond Index is an index of bonds calculated by Lehman Brothers. The Russell 2000 Index is an index of common stocks and is a registered trademark of the Frank Russell Company. The IFC Investable Total Return Index is an index of emerging markets securities that represent 65% of market capital compiled by the International Finance Corporation.

    This performance data is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

                      This page left blank intentionally.

                      This page left blank intentionally.

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York  10020

TELEPHONE
(800) 823-6300

INVESTMENT MANAGER
Lazard Freres Asset Management
30 Rockefeller Plaza
New York, New York  10020
Telephone: (212) 632-6400

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York  10020

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts  02110

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Scudder Service Corporation
P.O. Box 2038
Boston, Massachusetts  02106
Telephone:  (800) 854-8525

INDEPENDENT PUBLIC ACCOUNTANTS
Seymour Schneidman & Associates
Four Hundred Park Avenue
New York, New York  10022

LEGAL COUNSEL
Stroock & Stroock & Lavan
7 Hanover Square
New York, New York  10004

This report is for the information of the stockholders of The Lazard Funds, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.




[LOGO]